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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/10

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Cash Management Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund data

Cash Management Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$2.6 billion

STIC Prime	7 - 26 days	14 days	14 days	451.4 million

Treasury	27 - 57 days	54 days	54 days	5.2 billion

Government & Agency	33 - 52 days	42 days	75 days	1.0 billion

Government TaxAdvantage	22 - 53 days	48 days	92 days	9.8 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	128.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.

5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average net
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.11%	$2,627,363	0.22	%(c)	0.28	%(c)	0.12	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.29	3,397,869	0.20		0.28		5.17
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.48	2,713,882	0.20		0.28		4.42

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21	(c)	0.29	(c)	0.08	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.30	2,146,528	0.20		0.29		5.17
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.51	1,378,964	0.20		0.29		4.45

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15	(c)	0.28	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.08	2,833,734	0.20		0.29		4.95
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.29	1,357,547	0.20		0.30		4.19

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20	(c)	0.23	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.22	730,316	0.20		0.25		5.10
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.41	656,356	0.20		0.26		4.37

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14	(c)	0.36	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.12	93,310	0.20		0.40		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.33	32,251	0.20		0.47		4.23

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29	(c)	0.39	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	721,351	0.30		0.35		3.28
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.45	683,659	0.30		0.37		2.41

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $2,861,968, $682,832, $7,883,463, $1,487,034, $16,819 and $207,449 Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Cash Management	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.50	$1.11	$1,024.10	$1.12	0.22%

STIC Prime Portfolio	1,000.00	1,000.40	1.11	1,024.10	1.12	0.22

Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17

Government & Agency Portfolio	1,000.00	1,000.10	1.01	1,024.20	1.02	0.20

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-3	Invesco Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Corporate Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
      Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
1  Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$3.6 billion

STIC Prime	7 - 26 days	14 days	14 days	271.6 million

Treasury	27 - 57 days	54 days	54 days	1.5 billion

Government & Agency	33 - 52 days	42 days	75 days	1.1 billion

Government TaxAdvantage	22 - 53 days	48 days	92 days	6.0 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	712.9 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.16%	$3,675,221	0.17	%(c)	0.21	%(c)	0.17	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	—	(0.05)	1.00	5.34	636,222	0.15		0.21		5.22
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.54	56,634	0.15		0.21		4.47

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17	(c)	0.22	(c)	0.12	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.35	616,436	0.15		0.22		5.22
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.56	525,682	0.15		0.22		4.50

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15	(c)	0.21	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	448,144	0.15		0.22		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.34	1,855	0.15		0.23		4.24

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16	(c)	0.16	(c)	0.08	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.28	317,772	0.15		0.18		5.15
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.46	28,722	0.15		0.19		4.42

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15	(c)	0.29	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.18	14	0.15		0.33		5.05
Year ended 08/31/06(d)	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.49	13	0.15	(e)	0.28	(e)	4.28	(e)

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27	(c)	0.32	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(e)	0.28	(e)	1.73	(e)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.38	160,208	0.25		0.28		3.33
Year ended 03/31/06(d)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.52	8,017	0.25	(e)	0.30	(e)	2.46	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $3,655,715, $181,565, $2,104,594, $1,189,611, $482 and $10,535 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Commencement date of February 23, 2006.
(e)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.80	$0.86	$1,024.35	$0.87	0.17%

STIC Prime Portfolio	1,000.00	1,000.70	0.86	1,024.35	0.87	0.17

Treasury Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16

Government & Agency Portfolio	1,000.00	1,000.40	0.81	1,024.40	0.82	0.16

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.76	1,024.45	0.77	0.15

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	1.41	1,023.79	1.43	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
     The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-STIT-AR-2                Invesco Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Institutional Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash — $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$16.3 billion

STIC Prime	7 - 26 days	14 days	14 days	1.8 billion

Treasury	27 - 57 days	54 days	54 days	4.5 billion

Government & Agency	33 - 52 days	42 days	75 days	4.5 billion

Government TaxAdvantage	22 - 53 days	48 days	92 days	175.6 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	679.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Institutional Class

														Ratio of
														expenses
												Ratio of		to average
				Net gains								expenses		net assets		Ratio of
				(losses) on								to average		without fee		net
	Net asset			securities		Dividends	Distributions					net assets		waivers		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		and/or		income to
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		expenses		average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.19%	$16,317,110	0.14	%(c)	0.18	%(c)	0.20	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.37	18,081,351	0.12		0.18		5.25
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.57	15,058,664	0.12		0.18		4.50

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14	(c)	0.19	(c)	0.15	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.38	3,479,266	0.12		0.19		5.25
Year ended 08/31/06	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.59	4,723,582	0.12		0.19		4.53

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14	(c)	0.18	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.17	3,306,283	0.12		0.19		5.03
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.37	2,101,790	0.12		0.20		4.27

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13	(c)	0.13	(c)	0.11	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.31	1,328,964	0.12		0.15		5.18
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.49	1,812,271	0.12		0.16		4.45

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13	(c)	0.26	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.21	321,456	0.12		0.30		5.08
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.41	80,104	0.12		0.37		4.31

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25	(c)	0.29	(c)	0.07	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.41	2,870,218	0.22		0.25		3.36
Year ended 03/31/06	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.53	1,892,111	0.22		0.27		2.49

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $16,134,585, $1,927,858, $4,498,184, $6,509,581, $407,582 and $660,144 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,001.00	$0.71	$1,024.50	$0.71	0.14%

STIC Prime Portfolio	1,000.00	1,000.80	0.71	1,024.50	0.71	0.14

Treasury Portfolio	1,000.00	1,000.30	0.71	1,024.50	0.71	0.14

Government & Agency Portfolio	1,000.00	1,000.50	0.66	1,024.55	0.66	0.13

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.66	1,024.55	0.66	0.13

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	1.26	1,023.95	1.28	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-1	Invesco Distributors, Inc.

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Personal Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
      Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/10

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
Range
	During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$111.4 million

STIC Prime	7 - 26 days	14 days	14 days	88.9 million

Treasury	27 - 57 days	54 days	54 days	173.4 million

Government & Agency	33 - 52 days	42 days	75 days	13.9 million

Government TaxAdvantage	22 - 53 days	48 days	92 days	6.5 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	7.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies
Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.
3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.
5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.
6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.
7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Personal Investment Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	net realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.03%	$111,477	0.31	%(c)	0.93	%(c)	0.03	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.80	81,408	0.67		0.93		4.70
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.00	64,434	0.67		0.93		3.95

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25	(c)	0.94	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.81	409,936	0.67		0.94		4.70
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.02	299,205	0.67		0.94		3.98

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15	(c)	0.93	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.59	414,629	0.67		0.94		4.48
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.80	332,351	0.67		0.95		3.72

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21	(c)	0.88	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.73	26,598	0.67		0.90		4.63
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	3.92	39,599	0.67		0.91		3.90

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15	(c)	1.01	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.63	10,986	0.67		1.05		4.53
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.84	6,543	0.67		1.12		3.76

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29	(c)	1.04	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	33,670	0.77		1.00		2.81
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.97	20,902	0.77		1.02		1.94

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $117,921, $135,340, $189,646, $16,849, $9,705 and $6,237 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio shares, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

NOTE 12—Financial Highlights—(continued)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Investment Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.56	$1,023.64	$1.58	0.31%

STIC Prime Portfolio	1,000.00	1,000.10	1.41	1,023.79	1.43	0.28

Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17

Government & Agency Portfolio	1,000.00	1,000.10	1.06	1,024.15	1.07	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.
     The information is also available on the SEC website, sec.gov. Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-6	Invesco Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Private Investment Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
      Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$709.4 million

STIC Prime	7 - 26 days	14 days	14 days	306.9 million

Treasury	27 - 57 days	54 days	54 days	784.3 million

Government & Agency	33 - 52 days	42 days	75 days	558.0 million

Government TaxAdvantage	22 - 53 days	48 days	92 days	28.4 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	118.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4              Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5              Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights—(continued)

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Private Investment Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.03%	$709,454	0.31	%(c)	0.68	%(c)	0.03	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.06	885,779	0.42		0.68		4.95
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.26	980,681	0.42		0.68		4.20

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25	(c)	0.69	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.07	632,811	0.42		0.69		4.95
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.28	591,306	0.42		0.69		4.23

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	$1.00	0.03	784,322	0.16	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.85	1,250,648	0.42		0.69		4.73
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.06	972,350	0.42		0.70		3.97

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21	(c)	0.63	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.99	599,041	0.42		0.65		4.88
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.18	518,524	0.42		0.66		4.15

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14	(c)	0.76	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.95	43,318	0.37		0.80		4.83
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.15	89,063	0.37		0.87		4.06

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29	(c)	0.79	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.15	185,163	0.47		0.75		3.11
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.27	220,988	0.47		0.77		2.24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $711,634, $340,474, $876,159, $613,237, $40,457 and $142,672 for Liquid Asset Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Investment Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Private Investment Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.56	$1,023.64	$1.58	0.31%

STIC Prime Portfolio	1,000.00	1,000.10	1.41	1,023.79	1.43	0.28

Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17

Government & Agency Portfolio	1,000.00	1,000.10	1.06	1,024.15	1.07	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-5	Invesco Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
47	Financial Statements
52	Notes to Financial Statements
65	Financial Highlights
66	Auditor’s Report
67	Fund Expenses
68	Approval of Investment Advisory and Sub-Advisory Agreements
72	Tax Information
T-1	Trustees and Officers
Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Reserve Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1 Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2	Short-Term Investments Trust

Bruce L. Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

3	Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$108.9 million

STIC Prime	7 - 26 days	14 days	14 days	8.0 million

Treasury	27 - 57 days	54 days	54 days	51.7 million

Government & Agency	33 - 52 days	42 days	75 days	183.8 million

Government TaxAdvantage	22 - 53 days	48 days	92 days	843.5 thousand

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	14.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Reserve Class

														Ratio of
												Ratio of		expenses
				Net gains								expenses		to average net
				(losses)								to average		assets without		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		fee waivers		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		and/or		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.03%	$108,972	0.30	%(c)	1.18	%(c)	0.04	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99		1.18		4.38
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	3.66	17,424	0.99		1.18		3.63

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25	(c)	1.19	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Year ended 08/31/07	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99		1.19		4.38
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.69	55,892	0.99		1.19		3.66

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15	(c)	1.18	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99		1.19		4.16
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.47	133,700	0.99		1.20		3.40

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21	(c)	1.13	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99		1.15		4.31
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.59	21,889	0.99		1.16		3.58

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14	(c)	1.26	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99		1.30		4.21
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.51	438	0.99		1.37		3.44

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29	(c)	1.29	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09		1.25		2.49
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.64	19,052	1.09		1.27		1.62

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $121,831, $8,912, $62,176, $108,176, $2,706 and $15,635 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.54	$1,023.67	$1.56	0.30%

STIC Prime Portfolio	1,000.00	1,000.10	1.36	1,023.84	1.38	0.27

Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17

Government & Agency Portfolio	1,000.00	1,000.10	1.06	1,024.15	1.07	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.81	1,024.40	0.82	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

T-4

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
CM-STIT-AR-7                Invesco Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Annual Report to Shareholders ▪ August 31, 2010
TABLE OF CONTENTS

Item 1. Reports to Stockholders.
EXHIBIT INDEX
EXHIBIT INDEX
EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Resource Class of Short-Term Investments Trust, part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/10
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Liquid Assets	22 - 56 days	37 days	57 days	$261.4 million

STIC Prime	7 - 26 days	14 days	14 days	151.1 million

Treasury	27 - 57 days	54 days	54 days	409.3 million

Government & Agency	33 - 52 days	42 days	75 days	294.1 million

Government TaxAdvantage	22 - 53 days	48 days	92 days	11.1 million

Tax-Free Cash Reserve	21 - 37 days	33 days	33 days	43.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Liquid Assets Portfolio
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
STIC Prime Portfolio
STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in high quality U.S. dollar-denominated obligations with maturities of 60 days or less, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Treasury Portfolio
Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.
Government & Agency Portfolio
Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.
Government TaxAdvantage Portfolio
Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies of instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
Tax-Free Cash Reserve Portfolio
Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests in debt securities, primarily municipal securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

4	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/10
	Liquid		Government	Government	Tax-Free
	Assets	Treasury	& Agency	TaxAdvantage	Cash Reserve
	Portfolio[1,2,4,5,7]	Portfolio[4]	Portfolio[3,4]	Portfolio[3,4]	Portfolio[4,6]

1-7	48.1%	42.0%	54.2%	20.5%	83.9%

8-30	13.1	1.4	4.5	22.4	1.2

31-90	23.9	34.4	22.7	47.7	3.8

91-180	12.7	21.8	14.8	9.4	3.3

181+	2.2	0.4	3.8	0.0	7.8

In days, as of 8/31/10
STIC Prime Portfolio[4,5,7]

1-7	48.2%

8-14	17.6

15-21	8.0

22-28	0.0

29-35	17.9

36-42	3.5

43-60	4.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

6	The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.

7	The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–32.77%
Australia and New Zealand Banking Group, Ltd.(a)	0.30%	02/04/11	$100,000	$100,000,000

Bank of Nova Scotia(a)	0.30%	12/06/10	200,000	200,000,000

Bank of Nova Scotia(a)	0.37%	12/06/10	150,000	150,000,000

Barclays Bank PLC	0.51%	12/27/10	175,000	175,000,000

Barclays Bank PLC(a)	0.52%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.54%	12/07/10	200,000	200,000,000

BNP Paribas(a)	0.56%	04/13/11	100,000	100,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

BNP Paribas (United Kingdom)(b)	0.60%	10/12/10	150,000	149,897,657

Caisse de Depots et Consignation (United Kingdom)(b)	0.41%	12/06/10	200,000	199,778,978

Caisse de Depots et Consignation (United Kingdom)(b)	0.42%	10/25/10	200,000	199,874,132

Caisse de Depots et Consignation (United Kingdom)(b)	0.52%	01/28/11	100,000	99,785,348

Caisse de Depots et Consignation (United Kingdom)(b)	0.58%	12/09/10	250,000	249,598,810

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	175,000	174,865,384

Credit Agricole Corporate & Investment Bank(a)	0.34%	09/03/10	250,000	250,000,000

Credit Agricole Corporate & Investment Bank(a)	0.36%	10/26/10	100,000	100,000,000

Credit Agricole Corporate & Investment Bank(a)	0.58%	10/13/10	140,000	140,000,000

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	200,000	200,000,000

Credit Suisse	0.50%	09/08/10	100,000	100,002,718

Fortis Bank N.V./S.A.	0.58%	11/12/10	200,000	200,000,000

Lloyds TSB Bank PLC	0.43%	12/13/10	425,000	425,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.26%	09/24/10	200,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.27%	09/21/10	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/08/10	200,000	200,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	125,000	125,000,000

Rabobank Nederland(a)	0.29%	01/07/11	100,000	100,000,000

Rabobank Nederland(a)	0.44%	08/08/11	150,000	150,000,000

Rabobank Nederland (United Kingdom)(b)	0.53%	12/16/10	150,000	149,766,443

Rabobank Nederland	0.55%	10/26/10	100,000	100,000,760

Rabobank Nederland	0.63%	12/06/10	150,000	150,000,000

Royal Bank of Canada(a)	0.30%	11/04/10	155,000	155,000,000

Royal Bank of Canada(a)	0.37%	08/05/11	200,000	200,000,000

Royal Bank of Canada(a)	0.41%	08/12/11	100,000	100,000,000

Royal Bank of Scotland PLC	0.43%	12/09/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.43%	12/10/10	170,000	170,000,000

Royal Bank of Scotland PLC	0.45%	12/09/10	250,000	250,000,000

Royal Bank of Scotland PLC	0.50%	10/22/10	495,000	495,000,000

Societe Generale	0.30%	10/05/10	175,000	175,000,000

Societe Generale	0.30%	10/12/10	150,000	150,000,000

Toronto-Dominion Bank (United Kingdom)(b)	0.28%	10/29/10	100,000	100,000,000

Toronto-Dominion Bank(a)	0.29%	12/09/10	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank	0.53%	01/07/11	$150,000	$150,000,000

Toronto-Dominion Bank	0.55%	10/22/10	100,000	100,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.28%	10/14/10	250,000	250,000,000

Total Certificates of Deposit (Cost $7,803,570,230)				7,803,570,230

Commercial Paper–30.38%(c)

Asset-Backed Securities–Commercial Loans/Leases–1.45%
Atlantis One Funding Corp.(b)(d)	0.40%	02/10/11	150,000	149,730,000

Atlantis One Funding Corp.(b)(d)	0.57%	12/29/10	100,000	99,811,583

Atlantis One Funding Corp.(b)(d)	0.58%	11/12/10	97,000	96,887,480

				346,429,063

Asset-Backed Securities–Consumer Receivables–1.65%
Amsterdam Funding Corp.(d)	0.42%	09/01/10	120,000	120,000,000

Sheffield Receivables Corp.(d)	0.26%	10/20/10	50,000	49,982,305

Sheffield Receivables Corp.(d)	0.31%	11/04/10	85,000	84,953,156

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.30%	10/06/10	138,052	138,011,735

				392,947,196

Asset-Backed Securities–Fully Backed–0.32%
Straight-A Funding LLC–Series 1, (CEP–Federal Financing Bank)(d)	0.29%	11/01/10	75,118	75,081,088

Asset-Backed Securities–Fully Supported Bank–4.35%
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	10/05/10	100,000	99,952,778

Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/10/10	100,000	99,987,500

Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.50%	09/21/10	65,000	64,981,945

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	09/02/10	175,378	175,376,685

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	10/08/10	69,000	68,978,725

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.44%	09/14/10	100,000	99,984,111

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/03/10	100,000	99,997,444

(CEP–Lloyds TSB Bank PLC)(b)(d)	0.46%	09/07/10	186,000	185,985,740

LMA Americas LLC
(CEP–Credit Agricole S.A.)(b)(d)	0.30%	10/29/10	70,200	70,166,070

(CEP–Credit Agricole S.A.)(b)(d)	0.32%	10/20/10	70,000	69,969,511

				1,035,380,509

Asset-Backed Securities–Multi-Purpose–3.05%
Atlantic Asset Securitization LLC(d)	0.26%	09/20/10	85,000	84,988,336

Falcon Asset Securitization Corp.(d)	0.26%	11/22/10	101,082	101,022,137

Gemini Securitization Corp., LLC(d)	0.31%	11/09/10	138,000	137,918,005

Mont Blanc Capital Corp.(b)(d)	0.26%	09/20/10	75,000	74,989,708

Mont Blanc Capital Corp.(b)(d)	0.27%	09/17/10	75,000	74,991,000

Nieuw Amsterdam Receivables Corp.(b)(d)	0.27%	10/26/10	50,000	49,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nieuw Amsterdam Receivables Corp.(b)(d)	0.38%	11/03/10	$60,000	$59,960,100

Regency Markets No. 1, LLC(b)(d)	0.26%	09/13/10	142,933	142,920,613

				726,769,274

Asset-Backed Securities–Securities–2.53%
Aspen Funding Corp.(d)	0.25%	09/27/10	75,000	74,986,458

Newport Funding Corp.(d)	0.43%	10/21/10	150,000	149,910,417

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/07/10	115,000	114,994,633

Solitaire Funding Ltd./LLC(b)(d)	0.28%	09/08/10	100,000	99,994,556

Solitaire Funding Ltd./LLC(b)(d)	0.30%	09/02/10	163,500	163,498,637

				603,384,701

Consumer Finance–0.19%
American Honda Finance Corp.	0.29%	09/09/10	44,750	44,747,116

Diversified Banks–6.33%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.27%	09/02/10	130,000	129,999,025

Banco Bilbao Vizcaya Argentaria, S.A.(b)(d)	0.28%	09/01/10	100,000	100,000,000

Barclays US Funding LLC(b)	0.53%	01/24/11	200,000	199,573,055

BNZ International Funding Ltd.(b)(d)	0.49%	02/09/11	100,000	99,780,861

National Australia Funding Delaware Inc.(b)(d)	0.38%	10/01/10	200,000	199,936,667

Rabobank USA Financial Corp.(b)	0.38%	10/08/10	114,000	113,955,477

Royal Bank of Canada Sr. Unsec.,(a)(b)(d)	0.53%	09/01/11	200,000	200,000,000

Societe Generale North America, Inc.(b)	0.30%	09/08/10	165,000	164,990,375

Societe Generale North America, Inc.(b)	0.32%	10/04/10	300,000	299,913,375

				1,508,148,835

Internet Software & Services–0.71%
Google Inc.(d)	0.20%	09/21/10	75,000	74,991,666

Google Inc.(d)	0.23%	10/21/10	95,000	94,969,653

				169,961,319

Life & Health Insurance–1.94%
Metlife Short Term Funding LLC(d)	0.25%	09/29/10	100,000	99,980,555

Metlife Short Term Funding LLC(d)	0.25%	09/30/10	150,000	149,969,792

Metlife Short Term Funding LLC(d)	0.26%	09/20/10	68,170	68,160,645

Metlife Short Term Funding LLC(d)	0.28%	09/15/10	143,260	143,244,401

				461,355,393

Municipal Commercial Paper–0.17%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program);
Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	14,704	14,704,000

Series 2008 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)	0.30%	09/20/10	24,644	24,644,000

				39,348,000

Regional Banks–6.85%
ANZ National (Int’l) Ltd.(b)(d)	0.41%	10/12/10	100,000	99,953,306

ASB Finance Ltd.(a)(b)(d)	0.42%	12/08/10	25,000	25,002,130

ASB Finance Ltd.(a)(b)(d)	0.44%	12/03/10	200,000	200,041,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–(continued)

ASB Finance Ltd.(b)(d)	0.45%	02/11/11	$100,000	$99,796,250

ASB Finance Ltd.(b)(d)	0.49%	09/14/10	50,000	49,991,153

Commonwealth Bank of Australia(b)(d)	0.29%	11/09/10	150,000	149,916,625

Commonwealth Bank of Australia(b)(d)	0.39%	10/01/10	135,000	134,956,125

Commonwealth Bank of Australia(b)(d)	0.48%	09/03/10	100,000	99,997,361

Commonwealth Bank of Australia(b)(d)	0.50%	09/07/10	200,000	199,983,500

Commonwealth Bank of Australia(b)(d)	0.52%	10/05/10	100,000	99,951,361

Svenska Handelsbanken, Inc.(b)	0.39%	10/14/10	150,000	149,930,125

Svenska Handelsbanken, Inc.(b)	0.43%	11/15/10	50,000	49,955,208

Westpac Banking Corp.(a)(b)(d)	0.33%	11/08/10	80,000	80,001,338

Westpac Banking Corp.(b)(d)	0.37%	10/01/10	192,000	191,940,800

				1,631,416,325

Specialized Finance–0.84%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.50%	01/07/11	200,000	199,644,445

Total Commercial Paper (Cost $7,234,613,264)				7,234,613,264

Variable Rate Demand Notes–19.03%(e)
Credit Enhanced–18.44%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	3,895	3,895,000

Aledo (City of), Texas Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(f)	0.30%	07/01/38	6,310	6,310,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.23%	05/15/37	15,000	15,000,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.29%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.–Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(f)	0.27%	12/15/18	8,900	8,900,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.24%	07/01/34	21,930	21,930,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	03/01/35	13,185	13,185,000

Atlanta (City of), Georgia (Westside); Series 2001, VRD Tax Allocation Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/22	8,055	8,055,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/33	3,605	3,605,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.28%	12/01/33	19,715	19,715,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	12/01/14	3,400	3,400,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(f)	0.29%	07/15/21	8,500	8,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/28	$2,850	$2,850,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	10,385	10,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/29	2,730	2,730,000

Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.31%	02/01/31	6,000	6,000,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(f)	0.35%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	26,200	26,200,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	06/01/35	9,155	9,155,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/21	12,695	12,695,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	10/01/32	25,150	25,150,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/32	2,660	2,660,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(f)	0.29%	06/01/35	14,300	14,300,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/37	2,425	2,425,000

Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC–JPMorgan Chase Bank N.A.)(f)	0.29%	07/01/20	281	281,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/33	3,175	3,175,000

Chester (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	07/01/31	9,000	9,000,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO (LOC–Bank of America, N.A.)(f)	0.29%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO (LOC–Northern Trust Co.)(f)	0.26%	01/01/37	8,000	8,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/22	1,800	1,800,000

Cobb (County of), Georgia Housing Authority (Post Apartment Homes, L.P.); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	9,205	9,205,000

Cobb (County of), Georgia Housing Authority (Post Mill); Series 1995, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	8,450	8,450,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/20	13,000	13,000,000

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/24	14,510	14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/35	25,200	25,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	11/01/38	$3,545	$3,545,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	12/01/36	2,500	2,500,000

Colorado (State of) Educational & Cultural Facilities Authority (Western Christian Schools); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	07/01/39	4,870	4,870,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.28%	10/15/16	2,200	2,200,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/15/23	6,050	6,050,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/21	9,205	9,205,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2005, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.30%	07/01/35	13,875	13,875,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.25%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	03/01/19	3,465	3,465,000

Crawford (City of), Texas Education Facilities Corp. (Concordia University Texas); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/37	18,955	18,955,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.26%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/30	31,000	31,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.28%	06/15/25	7,640	7,640,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/01/37	29,385	29,385,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.28%	11/01/30	1,770	1,770,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	03/01/28	$860	$860,000

District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	03/01/30	15,240	15,240,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/29	18,630	18,630,000

District of Columbia (National Association for the Education of Young Children); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/36	14,260	14,260,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	6,730	6,730,000

District of Columbia (The Field School, Inc.); Series 2001 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/31	13,395	13,395,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	01/01/29	16,617	16,617,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO (LOC–JPMorgan Chase Bank, N.A.)(f)	0.32%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(f)	0.27%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/24	10,000	10,000,000

Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	12/01/34	6,710	6,710,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/23	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.27%	02/01/35	2,595	2,595,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.29%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.29%	05/15/31	5,780	5,780,000

Fort Bend (County of), Texas Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO (CEP–Texas Permanent School Fund)	0.30%	06/15/26	9,390	9,390,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/33	14,315	14,315,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(f)	0.28%	12/01/21	19,200	19,200,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/41	2,810	2,810,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.29%	03/01/21	30,000	30,000,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.29%	01/01/18	1,070	1,070,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.30%	06/15/25	4,100	4,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hamilton (County of), Ohio (Cincinnati Children’s Hospital Medical Center); Series 2007 N, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	05/15/37	$10,000	$10,000,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.26%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/01/25	16,175	16,175,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.29%	06/01/14	3,490	3,490,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/12	12,145	12,145,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(f)	0.29%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.29%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(b)(f)	0.26%	11/15/37	19,015	19,015,000

Houston (City of), Texas Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO (CEP–Texas Permanent School Fund)	0.28%	06/15/31	69,890	69,890,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/14	4,980	4,980,000

Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–Bank of America, N.A.)(d)(f)	0.36%	10/01/17	2,600	2,600,000

Illinois (State of) Development Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(b)(f)	0.32%	09/01/24	1,400	1,400,000

Illinois (State of) Development Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(f)	0.31%	07/01/41	13,000	13,000,000

Illinois (State of) Development Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	08/01/15	10,600	10,600,000

Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(b)(f)	0.30%	06/01/29	5,800	5,800,000

Illinois (State of) Educational Facilities Authority (Field Museum of Natural History);
Series 1998, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	11/01/32	11,900	11,900,000

Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/34	16,400	16,400,000

Illinois (State of) Educational Facilities Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/29	3,300	3,300,000

Illinois (State of) Educational Facilities Authority (St. Xavier University); Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/32	6,785	6,785,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/40	9,900	9,900,000

Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	02/01/34	14,500	14,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	08/01/28	1,600	1,600,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	02/15/35	7,675	7,675,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Finance Authority (Proctor Hospital); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/16	$8,465	$8,465,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.45%	10/01/40	2,000	2,000,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(f)	0.23%	02/15/33	10,950	10,950,000

Illinois (State of) Health Facilities Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	08/15/33	8,765	8,765,000

Illinois (State of) Health Facilities Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	11/01/19	5,700	5,700,000

Independence (City of), Missouri Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(f)	0.31%	11/01/27	5,905	5,905,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/32	5,725	5,725,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/39	30,000	30,000,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/32	9,380	9,380,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals);
Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	7,200	7,200,000

Series 2000 B, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/28	15,075	15,075,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.30%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	02/01/33	5,905	5,905,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(f)	0.25%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(b)(f)	0.27%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/23	19,000	19,000,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.29%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.29%	11/01/31	12,320	12,320,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	12/01/34	2,000	2,000,000

Kalamazoo (City of), Michigan Hospital Finance Authority (Bronson Methodist Hospital); Series 2009 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/15/28	34,625	34,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/32	$6,500	$6,500,000

Kansas City (City of), Missouri Industrial Development Authority (Woodlands Partners); Series 1992, Ref. VRD MFH RB (CEP–FNMA)	0.30%	02/15/31	4,045	4,045,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	05/01/33	7,500	7,500,000

Lackawanna (County of), Pennsylvania Industrial Development Authority (Scranton Preparatory School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	07/01/36	7,625	7,625,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	06/01/31	28,875	28,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.30%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.29%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/38	9,895	9,895,000

Lucas (County of), Ohio (ProMedica Healthcare System); Series 2008 B, VRD Hospital RB (LOC–UBS AG)(b)(f)	0.23%	11/15/40	27,955	27,955,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.29%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/26	3,790	3,790,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/14	6,170	6,170,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/27	4,480	4,480,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.31%	12/01/37	9,000	9,000,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	01/01/32	5,140	5,140,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/24	2,000	2,000,000

Maryland (State of) Department of Housing & Community Development Administration (Park View at Catonsville); Series 2007 B, VRD MFH Development RB (CEP–FHLMC)	0.32%	12/01/37	3,650	3,650,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/28	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/03/27	1,780	1,780,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/46	8,000	8,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	07/01/41	10,000	10,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	04/01/28	5,690	5,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(f)	0.26%	07/01/32	$53,840	$53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/38	675	675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(b)(f)	0.27%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.30%	03/01/15	1,240	1,240,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(f)	0.27%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.32%	11/01/26	3,000	3,000,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	04/01/36	23,110	23,110,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	01/01/44	4,208	4,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	7,015	7,015,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	21,235	21,235,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/30	16,180	16,180,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	10/15/38	49,075	49,075,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	10/15/42	52,100	52,100,000

Michigan (State of) Strategic Fund (Detroit Symphony Orchestra); Series 2001 A, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.26%	06/01/31	2,100	2,100,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(f)	0.30%	10/01/40	680	680,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	21,000	21,000,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/15/39	19,375	19,375,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin–Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.30%	09/01/40	6,370	6,370,000

Minneapolis (City of), Minnesota (Fairview Health Services); Series 2008 E, VRD Health Care System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.24%	11/15/47	56,155	56,155,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.29%	01/01/25	4,435	4,435,000

Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.30%	11/15/31	5,000	5,000,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.34%	12/15/29	9,350	9,350,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/33	14,500	14,500,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)	0.29%	05/01/35	5,500	5,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.27%	12/01/31	18,160	18,160,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(f)	0.25%	07/01/29	$3,950	$3,950,000

Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.26%	05/15/32	22,820	22,820,000

Missouri-Illinois Metropolitan District Bi-State Development Agency (Metrolink Cross County Extension Project); Series 2005 A, VRD Sub. Mass Transit Sales Tax Appropriation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	10/01/35	18,000	18,000,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp. )(b)(f)	0.30%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission (Montgomery County, Maryland); Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.29%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	11/01/38	46,000	46,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.30%	08/15/31	2,625	2,625,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.30%	07/01/38	870	870,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/25	8,925	8,925,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	01/01/18	17,515	17,515,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.28%	12/01/24	3,530	3,530,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	09/01/37	4,120	4,120,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.30%	07/01/38	3,845	3,845,000

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.26%	09/15/26	1,100	1,100,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(f)	0.33%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(b)(f)	0.27%	11/01/36	3,300	3,300,000

New York City (City of ), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(b)(f)	0.28%	04/01/32	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/36	$1,940	$1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments);
Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(f)	0.34%	06/01/38	5,595	5,595,000

Series 2003 B, VRD Economic Development RB (CEP–FHLB of Indianapolis)	0.34%	06/01/38	1,063	1,063,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/34	9,035	9,035,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC–The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	09/01/39	42,600	42,600,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Mars Hill College); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/15/28	13,770	13,770,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	11/01/26	8,735	8,735,000

North Carolina (State of) Capital Facilities Finance Agency (The O’Neal School); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	09/01/29	2,200	2,200,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	06/01/31	8,075	8,075,000

North Carolina (State of) Educational Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/19	8,325	8,325,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/17	1,920	1,920,000

North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/17	9,055	9,055,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	11/15/28	11,615	11,615,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(f)	0.27%	11/01/33	4,040	4,040,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	09/01/34	26,475	26,475,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/27	11,455	11,455,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.34%	12/01/27	260	260,000

Ohio (State of) (Ohio Dominican University); Series 2007, VRD Higher Educational Facility RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/37	8,940	8,940,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2008 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	01/15/35	15,130	15,130,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-A, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.32%	08/01/33	7,000	7,000,000

Ohio (State of) Higher Educational Facility (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/31	28,820	28,820,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Institute of Music); Series 2005, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	05/01/30	3,800	3,800,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (CEP–FHLB of Chicago)	0.32%	09/01/36	$3,860	$3,860,000

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2005-B, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(f)	0.28%	01/01/34	7,395	7,395,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.29%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.23%	08/01/34	22,920	22,920,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,000	5,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.25%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.29%	07/01/32	17,135	17,135,000

Palm Beach (County of), Florida Housing Finance Authority (Emerald Bay Club Apartment); Series 2004, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/30	5,500	5,500,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.30%	11/01/30	3,050	3,050,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/29	4,370	4,370,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	11/01/30	9,360	9,360,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	11/01/30	4,700	4,700,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.33%	10/01/29	2,000	2,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.34%	08/01/35	1,060	1,060,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(f)	0.29%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	11/01/34	5,300	5,300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Saint Joseph’s University); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	11/01/37	7,365	7,365,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	23,175	23,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	12/01/38	10,170	10,170,000

Pennsylvania (State of) Upper Dauphin Industrial Development Authority (United Church of Christ Homes, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/26	8,325	8,325,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/27	22,690	22,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Phoenix (City of), Arizona Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)	0.30%	10/01/25	$5,130	$5,130,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.26%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II LP); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.28%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.25%	07/01/26	3,800	3,800,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/39	8,085	8,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	09/01/37	9,140	9,140,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(b)(f)	0.32%	07/01/31	11,200	11,200,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/27	16,745	16,745,000

Richmond (County of), Georgia Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(b)(f)	0.24%	07/01/37	65,540	65,540,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.30%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(f)	0.30%	12/01/31	5,400	5,400,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.28%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.30%	03/01/29	1,070	1,070,000

Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(f)	0.26%	03/01/29	3,000	3,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan–Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	11/01/25	3,900	3,900,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.31%	12/01/27	10,600	10,600,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	10/01/21	3,075	3,075,000

Sarasota (County of), Florida (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(b)(f)	0.27%	06/01/36	10,100	10,100,000

Savannah (City of), Georgia Economic Development Authority (SSU Foundation Real Estate Ventures, LLC–Indigo Pointe); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	19,890	19,890,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.30%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	07/01/36	6,630	6,630,000

South Carolina (State of) Jobs–Economic Development Authority (Porter-Gaud School); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	12/01/33	12,000	12,000,000

South Carolina (State of) Jobs–Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs–Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.26%	11/01/32	35,520	35,520,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	10/01/28	10,110	10,110,000

South Carolina (State of) Jobs–Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	03/01/28	7,202	7,202,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	09/01/27	$8,500	$8,500,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(f)	0.31%	01/01/33	9,350	9,350,000

Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	06/01/35	15,185	15,185,000

Southeastern Pennsylvania Transportation Authority; Series 2007, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	03/01/22	19,075	19,075,000

Southglenn Metropolitan District, Colorado; Series 2007, VRD Special RB (LOC–BNP Paribas)(b)(f)	0.31%	12/01/30	2,180	2,180,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	5,600	5,600,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(f)	0.31%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/38	5,000	5,000,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.24%	11/15/43	12,000	12,000,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.26%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(d)(f)	0.31%	12/01/15	3,950	3,950,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.30%	04/15/27	9,170	9,170,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	06/01/33	11,500	11,500,000

Steamboat Springs (City of), Colorado Redevelopment Authority (Base Area Redevelopment); Series 2009, Ref. VRD Tax Increment & Improvement Allocation RB (LOC–U.S. Bank, N.A.)(f)	0.29%	12/01/29	8,750	8,750,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.35%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(f)	0.33%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Forth Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	06/01/38	19,000	19,000,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(f)	0.28%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.32%	05/01/42	6,845	6,845,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation–Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	07/01/33	18,635	18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.32%	07/01/41	13,125	13,125,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(f)	0.29%	07/01/26	39,615	39,615,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.25%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(b)(f)	0.26%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.26%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	08/01/35	16,225	16,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(f)	0.34%	10/01/24	$1,500	$1,500,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/30	7,300	7,300,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.27%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.30%	06/01/18	10,000	10,000,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(b)(f)	0.27%	01/01/32	12,700	12,700,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	11/15/39	33,000	33,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	10/01/30	21,200	21,200,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.34%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)	0.30%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.31%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.28%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(f)	0.29%	10/01/19	3,375	3,375,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.34%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	04/01/34	10,170	10,170,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(f)	0.29%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.29%	04/01/22	8,340	8,340,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company–Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(f)	0.30%	12/01/42	11,550	11,550,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.29%	12/01/24	7,815	7,815,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.29%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2006 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	04/01/28	12,000	12,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.28%	04/01/35	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.27%	06/01/39	$10,000	$10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.29%	05/01/33	18,900	18,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.30%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.28%	01/15/36	34,145	34,145,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.26%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	12/01/32	7,500	7,500,000

Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	12/01/26	5,660	5,660,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.25%	08/01/30	6,000	6,000,000

Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.27%	02/01/34	7,800	7,800,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.33%	05/01/30	21,700	21,700,000

				4,392,504,000

Other Variable Rate Demand Notes–0.59%
Delaware (County of), Pennsylvania Industrial Development (General Electric Capital Corp.);
Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	7,640	7,640,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.27%	12/01/31	8,375	8,375,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	15,400	15,400,000

Series 2007 B, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	4,100	4,100,000

Series 2007 E, VRD Gulf Opportunity Zone IDR	0.24%	12/01/30	5,400	5,400,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	50,000	50,000,000

Uinta (County of), Wyoming (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR	0.22%	08/15/20	33,650	33,650,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				139,855,000

Total Variable Rate Demand Notes (Cost $4,532,359,000)				4,532,359,000

Medium-Term Notes–4.38%
European Investment Bank, Global Bonds(b)	2.63%	05/16/11	75,000	76,017,574

Sr. Unsec. Global Notes(b)	4.13%	09/15/10	26,700	26,739,650

Sr. Unsec. Global Notes(b)	4.63%	09/15/10	216,669	217,013,029

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	36,247,642

Sr. Unsec. Mortgage Global Notes(b)	3.25%	02/15/11	35,000	35,449,208

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.33%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau,
Sr. Unsec. Gtd. Euro Notes(b)	3.75%	03/09/11	8,500	8,631,903

Sr. Unsec. Gtd. Global MTN(b)	3.75%	06/27/11	100,000	102,510,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

Rabobank Nederland,
Sr. Unsec. Notes(a)(b)(d)	0.45%	06/16/11	$50,000	$50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.63%	08/05/11	65,000	65,122,219

Sr. Unsec. Putable Global Notes(a)(b)(d)	1.78%	10/07/10	150,000	150,000,000

Westpac Banking Corp., Sr. Unsec. Deposit Notes(a)(b)(d)	0.35%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,042,731,369)				1,042,731,369

Time Deposits–2.12%
Bank of America, NT & SA (Cayman Islands)(b)	0.15%	09/01/10	164,550	164,549,767

BNP Paribas (Cayman Islands)(b)	0.22%	09/01/10	200,000	200,000,000

U.S. Bank, N.A. (Cayman Islands)(b)	0.20%	09/01/10	140,000	140,000,000

Total Time Deposits (Cost $504,549,767)				504,549,767

Call Deposits–1.05%
Alliance & Leicester PLC(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.73% (Cost $21,367,823,630)				21,367,823,630

			Repurchase
			Amount
Repurchase Agreements–10.22%(h)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	502,535,299	502,531,809

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	864,112,974	864,107,213

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	117,209,659	117,208,324

Credit Suisse Securities (USA) LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,496; 6.25%-8.00%, 011/15/21-05/15/30)	0.24%	09/01/10	250,001,667	250,000,000

Morgan Stanley, Agreement dated 08/31/10, maturing value $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 0%-6.94%, 07/01/17-08/01/40)	0.20%	09/01/10	500,002,778	500,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	198,601,821	198,600,000

Total Repurchase Agreements (Cost $2,432,447,346)				2,432,447,346

TOTAL INVESTMENTS(i)(j)–99.95% (Cost $23,800,270,976)				23,800,270,976

OTHER ASSETS LESS LIABILITIES–0.05%				10,746,882

NET ASSETS–100.00%				$23,811,017,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.0%; Australia: 8.0%; other countries less than 5% each: 18.3%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $6,743,149,752, which represented 28.32% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1K.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–56.51%(a)
Asset-Backed Securities–Consumer Receivables–8.11%
Amsterdam Funding Corp.(b)	0.30%	10/04/10	$50,000	$49,986,250

Barton Capital LLC(b)	0.24%	09/10/10	53,941	53,937,764

Sheffield Receivables Corp.(b)	0.26%	10/22/10	100,000	99,963,167

Sheffield Receivables Corp.(b)	0.29%	10/04/10	50,000	49,986,708

				253,873,889

Asset-Backed Securities–Fully Supported Bank–18.23%
Crown Point Capital Co., LLC
Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	09/10/10	58,000	57,992,750

Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/08/10	50,000	49,974,306

Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)	0.24%	09/21/10	35,009	35,004,332

Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.27%	09/07/10	40,000	39,998,200

Grampian Funding Ltd./LLC
(CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	10/08/10	60,000	59,981,500

(CEP–Lloyds TSB Bank PLC)(b)(c)	0.46%	09/03/10	90,000	89,997,700

Lexington Parker Capital Co., LLC (Multi CEP’s–Liberty Hampshire Co., LLC; agent)(b)(c)	0.50%	10/05/10	100,000	99,952,778

LMA-Americas LLC (CEP–Credit Agricole S.A.)(b)(c)	0.27%	09/20/10	50,000	49,992,875

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.27%	09/02/10	87,800	87,799,341

				570,693,782

Asset-Backed Securities–Multi-Purpose–13.76%
Gemini Securitization Corp., LLC(b)	0.26%	09/15/10	50,027	50,021,942

Mont Blanc Capital Corp.(b)(c)	0.26%	09/08/10	75,000	74,996,208

Mont Blanc Capital Corp.(b)(c)	0.27%	09/07/10	50,000	49,997,750

Nieuw Amsterdam Receivables Corp.(b)(c)	0.26%	09/10/10	40,746	40,743,352

Nieuw Amsterdam Receivables Corp.(b)(c)	0.28%	10/15/10	50,000	49,982,889

Nieuw Amsterdam Receivables Corp.(b)(c)	0.29%	10/04/10	50,000	49,986,708

Regency Markets No. 1, LLC(b)(c)	0.26%	09/15/10	115,000	114,988,372

				430,717,221

Asset-Backed Securities–Securities–5.40%
Cancara Asset Securitisation Ltd./LLC(b)(c)	0.28%	09/02/10	45,000	44,999,650

Solitaire Funding Ltd./LLC(b)(c)	0.28%	09/08/10	124,000	123,993,249

				168,992,899

Diversified Banks–2.39%
Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)	0.28%	09/01/10	75,000	75,000,000

Life & Health Insurance–3.03%
Metlife Short Term Funding LLC(b)	0.25%	09/29/10	45,000	44,991,250

Metlife Short Term Funding LLC(b)	0.25%	09/30/10	50,000	49,989,930

				94,981,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–5.59%
Abbey National North America LLC(c)	0.29%	09/10/10	$100,000	$99,992,750

Banque et Caisse d’Epargne de l’Etat(c)	0.26%	09/30/10	75,000	74,984,292

				174,977,042

Total Commercial Paper (Cost $1,769,236,013)				1,769,236,013

Variable Rate Demand Notes–14.03%(d)
Credit Enhanced–12.46%
Allegheny (County of), Pennsylvania Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	06/01/35	8,035	8,035,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(b)(e)	0.29%	10/01/25	5,515	5,515,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,600	5,600,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.30%	12/15/34	3,130	3,130,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/29	3,040	3,040,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.30%	03/01/34	8,725	8,725,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.30%	06/01/19	4,960	4,960,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	11/01/25	16,195	16,195,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC–TD Bank, N.A.)(c)(e)	0.30%	03/01/30	3,000	3,000,000

Illinois (State of) Development Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.27%	12/01/28	8,500	8,500,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(e)	0.30%	02/01/29	7,500	7,500,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	04/01/33	2,000	2,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	02/01/39	3,700	3,700,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.29%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/32	19,000	19,000,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/21	5,710	5,710,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	06/01/37	15,486	15,486,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.29%	04/01/36	$225	$225,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	10/15/38	6,155	6,155,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(c)(e)	0.29%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	28,000	28,000,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/26	4,200	4,200,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.29%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	01/01/24	34,500	34,500,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/38	7,000	7,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.34%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.30%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	03/01/19	3,185	3,185,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.29%	05/01/34	3,000	3,000,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(c)(e)	0.35%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.31%	12/01/27	145	145,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(e)	0.44%	10/01/21	4,830	4,830,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/15/23	10,875	10,875,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.27%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	01/01/27	6,200	6,200,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.30%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	03/01/36	6,500	6,500,000

				390,171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Variable Rate Demand Notes–1.57%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 A, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	$25,000	$25,000,000

Series 2007 C, VRD Gulf Opportunity Zone IDR	0.23%	12/01/30	24,000	24,000,000

				49,000,000

Total Variable Rate Demand Notes (Cost $439,171,000)				439,171,000

Certificates of Deposit–7.66%
Mitsubishi UFJ Trust & Banking Corp.	0.30%	09/10/10	100,000	100,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	140,000	140,000,000

Total Certificates of Deposit (Cost $240,000,000)				240,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.20% (Cost $2,448,407,013)				2,448,407,013

			Repurchase
			Amount
Repurchase Agreements–21.83%(f)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	68,428,260	68,427,785

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury and Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(c)	0.41%	09/01/10	150,001,708	150,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	160,001,111	160,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	150,001,042	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	155,001,421	155,000,000

Total Repurchase Agreements (Cost $683,427,785)				683,427,785

TOTAL INVESTMENTS(g)(h)–100.03% (Cost $3,131,834,798)				3,131,834,798

OTHER ASSETS LESS LIABILITIES–(0.03)%				(807,162)

NET ASSETS–100.00%				$3,131,027,636

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,604,603,972, which represented 51.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 23.3%; Netherlands: 8.5%; France: 6.4%; Spain: 5.6%; other countries less than 5% each: 5.8%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

STIC Prime Portfolio

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1K.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.6%

Wells Fargo Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–54.11%
U.S. Treasury Bills–53.68%(a)
U.S. Treasury Bills	0.14%	09/23/10	$175,000	$174,985,563

U.S. Treasury Bills	0.18%	10/07/10	200,000	199,963,700

U.S. Treasury Bills	0.20%	10/07/10	150,000	149,969,775

U.S. Treasury Bills	0.20%	10/07/10	85,000	84,982,575

U.S. Treasury Bills	0.15%	10/14/10	250,000	249,954,611

U.S. Treasury Bills	0.19%	10/14/10	205,000	204,952,864

U.S. Treasury Bills	0.19%	10/14/10	150,000	149,965,331

U.S. Treasury Bills	0.20%	10/14/10	200,000	199,951,028

U.S. Treasury Bills	0.13%	10/21/10	200,000	199,962,639

U.S. Treasury Bills	0.15%	11/04/10	400,000	399,893,333

U.S. Treasury Bills	0.15%	11/04/10	100,000	99,972,889

U.S. Treasury Bills	0.20%	11/04/10	150,000	149,946,133

U.S. Treasury Bills	0.21%	11/04/10	25,000	24,990,778

U.S. Treasury Bills	0.21%	11/04/10	150,000	149,943,334

U.S. Treasury Bills	0.15%	11/12/10	200,000	199,940,000

U.S. Treasury Bills	0.15%	11/12/10	340,000	339,894,600

U.S. Treasury Bills	0.22%	11/12/10	200,000	199,911,200

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,932,833

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,930,017

U.S. Treasury Bills	0.16%	11/18/10	200,000	199,929,583

U.S. Treasury Bills	0.32%	11/18/10	150,000	149,897,625

U.S. Treasury Bills	0.36%	11/18/10	150,000	149,883,000

U.S. Treasury Bills	0.41%	12/16/10	150,000	149,818,917

U.S. Treasury Bills	0.18%	01/06/11	250,000	249,841,250

U.S. Treasury Bills	0.18%	01/06/11	150,000	149,904,221

U.S. Treasury Bills	0.16%	01/13/11	200,000	199,880,889

U.S. Treasury Bills	0.19%	01/13/11	250,000	249,820,868

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.33%	01/13/11	50,000	49,939,979

U.S. Treasury Bills	0.19%	01/20/11	200,000	199,855,083

U.S. Treasury Bills	0.17%	01/27/11	200,000	199,859,811

U.S. Treasury Bills	0.20%	01/27/11	100,000	99,917,778

U.S. Treasury Bills	0.19%	02/03/11	15,000	14,988,052

U.S. Treasury Bills	0.19%	02/03/11	200,000	199,834,667

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,831,250

U.S. Treasury Bills	0.19%	02/10/11	200,000	199,830,350

U.S. Treasury Bills	0.33%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.34%	02/10/11	50,000	49,925,750

U.S. Treasury Bills	0.36%	02/10/11	20,000	19,968,005

U.S. Treasury Bills	0.36%	02/10/11	50,000	49,920,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills	0.19%	02/17/11	$200,000	$199,825,836

U.S. Treasury Bills	0.19%	02/17/11	200,000	199,824,897

				6,861,406,756

U.S. Treasury Notes–0.43%
U.S. Treasury Notes	0.88%	02/28/11	55,000	55,123,685

Total U.S. Treasury Securities (Cost $6,916,530,441)				6,916,530,441

TOTAL INVESTMENTS (excluding Repurchase Agreements)–54.11% (Cost $6,916,530,441)				6,916,530,441

			Repurchase
			Amount
Repurchase Agreements–45.91%(b)
Banc of America Securities LLC, Agreement dated 08/31/10, maturing value $29,827,980 (collateralized by a U.S. Treasury obligation valued at $30,424,441; 2.63%, 06/30/14)	0.23%	09/01/10	29,827,980	29,827,789

Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $700,004,667 (collateralized by U.S. Treasury obligations valued at $714,000,072; 1.00%-1.38%, 02/15/12-07/15/13)	0.24%	09/01/10	650,004,333	650,000,000

BMO Capital Markets Corp., Agreement dated 08/31/10, maturing value $450,003,000 (collateralized by U.S. Treasury obligations valued at $459,000,009; 0%-6.88%, 09/02/10-11/15/39)	0.24%	09/01/10	450,003,000	450,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	38,396,459	38,396,203

BNP Paribas Securities Corp., Term agreement dated 08/11/10, maturing value $850,297,500 (collateralized by U.S. Treasury obligations valued at $867,000,113; 0.50%-3.63%, 01/15/11-04/15/28)(c)	0.20%	10/14/10	850,297,500	850,000,000

CIBC World Markets Corp., Agreement dated 08/31/10, maturing value $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,009,725; 0.38%-4.38%; 09/30/10-05/15/40)	0.24%	09/01/10	100,000,667	100,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 08/17/10, maturing value $500,189,444 (collateralized by U.S. Treasury obligations valued at $510,000,808; 4.25%-9.00%, 11/15/18-08/15/39)(c)	0.22%	10/18/10	500,189,444	500,000,000

Deutsche Bank Securities Inc., Agreement dated 08/31/10, maturing value $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,025; 0.38%-3.13%, 05/15/12-04/30/17)	0.24%	09/01/10	500,003,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 07/22/10, maturing value $500,183,333 (collateralized by U.S. Treasury obligations valued at $510,000,095; 0%-5.00%, 01/13/11-05/15/37)(c)	0.22%	09/20/10	500,183,333	500,000,000

Deutsche Bank Securities Inc., Term agreement dated 08/10/10, maturing value $250,094,722 (collateralized by U.S. Treasury obligations valued at $255,000,070; 0%-1.88%, 12/16/10-09/15/12)(c)	0.22%	10/12/10	250,094,722	250,000,000

JPMorgan Securities Inc., Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by a U.S. Treasury obligation valued at $255,002,754; 2.38%, 02/28/15)	0.24%	09/01/10	250,001,667	250,000,000

RBC Capital Markets Corp., Term agreement dated 08/06/10, maturing value $500,166,667 (collateralized by U.S. Treasury obligations valued at $510,000,097; 0%-8.75%, 09/15/10-02/15/40)(c)	0.20%	10/08/10	500,166,667	500,000,000

RBS Securities Inc., Agreement dated 08/31/10, maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,639; 1.00%-2.75%, 08/31/11-12/31/13)	0.24%	09/01/10	1,000,006,667	1,000,000,000

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0%-8.50%, 09/02/10-08/15/40)	0.24%	09/01/10	250,001,667	250,000,000

Total Repurchase Agreements (Cost $5,868,223,992)				5,868,223,992

TOTAL INVESTMENTS(d)–100.02% (Cost $12,784,754,433)				12,784,754,433

OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,986,025)

NET ASSETS–100.00%				$12,782,768,408

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1K.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.08%
Federal Farm Credit Bank (FFCB)–3.01%
Unsec. Bonds(a)	0.21%	11/17/10	$100,000	$100,000,140

Unsec. Bonds(a)	0.22%	04/14/11	60,000	59,992,485

Unsec. Bonds(a)	0.23%	12/16/11	75,000	74,997,580

				234,990,205

Federal Home Loan Bank (FHLB)–19.86%
Unsec. Bonds	0.43%	10/05/10	90,000	90,011,607

Unsec. Bonds(a)	0.69%	11/08/10	25,000	25,022,896

Unsec. Bonds	0.28%	11/10/10	100,000	99,988,967

Unsec. Bonds(a)	0.18%	11/18/10	125,000	124,989,897

Unsec. Bonds(a)	0.19%	11/26/10	40,000	39,998,952

Unsec. Bonds(a)	0.19%	05/16/11	125,000	124,991,032

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.22%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Disc. Notes(b)	0.19%	11/03/10	75,000	74,975,719

Unsec. Disc. Notes(b)	0.29%	11/05/10	45,000	44,976,844

Unsec. Disc. Notes(b)	0.29%	11/10/10	50,000	49,971,805

Unsec. Disc. Notes(b)	0.29%	11/19/10	150,000	149,904,542

Unsec. Disc. Notes(b)	0.24%	01/05/11	80,000	79,931,400

Unsec. Global Bonds	0.50%	10/19/10	80,000	79,999,412

Unsec. Global Bonds	3.38%	10/20/10	65,000	65,262,039

Unsec. Global Bonds(a)	0.22%	12/03/10	100,000	99,979,301

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,975,928

				1,549,980,341

Federal Home Loan Mortgage Corp. (FHLMC)–17.02%
Unsec. Disc. Notes(b)	0.26%	10/01/10	100,000	99,977,917

Unsec. Disc. Notes(b)	0.17%	10/18/10	80,000	79,982,244

Unsec. Disc. Notes(b)	0.18%	10/18/10	125,000	124,969,809

Unsec. Disc. Notes(b)	0.20%	12/01/10	100,000	99,949,445

Unsec. Disc. Notes(b)	0.25%	01/10/11	50,000	49,954,514

Unsec. Disc. Notes(b)	0.20%	01/11/11	100,000	99,926,667

Unsec. Disc. Notes(b)	0.31%	01/11/11	100,000	99,886,333

Unsec. Disc. Notes(b)	0.22%	01/12/11	100,000	99,918,722

Unsec. Disc. Notes(b)	0.22%	01/18/11	50,000	49,957,528

Unsec. Disc. Notes(b)	0.24%	02/07/11	40,000	39,958,483

Unsec. Disc. Notes(b)	0.20%	02/14/11	100,000	99,905,472

Unsec. Disc. Notes(b)	0.20%	02/22/11	30,000	29,971,000

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,901,000

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,819,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes(b)	0.25%	05/17/11	$65,000	$64,883,542

Unsec. Global Notes(a)	0.35%	05/04/11	60,000	59,991,939

Unsec. MTN(a)	0.61%	03/09/11	30,000	30,020,549

Unsec. MTN(a)	0.36%	08/05/11	60,000	60,001,902

				1,328,976,438

Federal National Mortgage Association (FNMA)–13.19%
Unsec. Disc. Notes(b)	0.31%	10/01/10	40,000	39,989,667

Unsec. Disc. Notes(b)	0.25%	10/05/10	150,000	149,964,583

Unsec. Disc. Notes(b)	0.26%	10/06/10	100,000	99,974,236

Unsec. Disc. Notes(b)	0.20%	11/01/10	75,000	74,974,583

Unsec. Disc. Notes(b)	0.22%	11/03/10	142,900	142,844,984

Unsec. Disc. Notes(b)	0.30%	11/15/10	75,000	74,953,125

Unsec. Disc. Notes(b)	0.42%	12/01/10	47,630	47,579,312

Unsec. Disc. Notes(b)	0.43%	12/01/10	70,000	69,923,914

Unsec. Disc. Notes(b)	0.35%	01/03/11	75,000	74,909,583

Unsec. Disc. Notes(b)	0.36%	01/18/11	75,000	74,895,750

Unsec. Disc. Notes(b)	0.21%	02/09/11	50,000	49,953,042

Unsec. Disc. Notes(b)	0.20%	02/16/11	40,000	39,962,667

Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,835,700

				1,029,761,146

Total U.S. Government Sponsored Agency Securities (Cost $4,143,708,130)				4,143,708,130

U.S. Treasury Securities–2.11%(b)
U.S. Treasury Bills	0.16%	11/18/10	115,000	114,959,511

U.S. Treasury Bills	0.32%	01/13/11	50,000	49,939,979

Total U.S. Treasury Securities (Cost $164,899,490)				164,899,490

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.19% (Cost $4,308,607,620)				4,308,607,620

			Repurchase
			Amount
Repurchase Agreements–45.12%(c)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligation valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,695	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	56,029,623	56,029,250

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	330,002,292	330,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(d)	0.20%	10/14/10	350,122,500	350,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(d)	0.22%	10/12/10	500,189,444	500,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	190,001,267	190,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	$190,001,267	$190,000,000

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	440,003,055	440,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,072; 0.38%-4.50%, 09/30/11-02/15/40)	0.24%	09/01/10	675,852,088	675,847,582

Wells Fargo Securities, LLC, Agreement dated 08/31/10, maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,903; 0%-6.88%, 09/01/10-10/03/33)	0.25%	09/01/10	250,001,736	250,000,000

Total Repurchase Agreements (Cost $3,521,876,832)				3,521,876,832

TOTAL INVESTMENTS(e)–100.31% (Cost $7,830,484,452)				7,830,484,452

OTHER ASSETS LESS LIABILITIES–(0.31)%				(24,499,438)

NET ASSETS–100.00%				$7,805,985,014

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1K.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business day’s notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–74.83%
Federal Farm Credit Bank (FFCB)–15.93%
Bonds(a)	0.21%	11/17/10	$13,000	$12,999,743

Bonds(a)	0.19%	11/23/10	5,000	5,000,000

Disc. Notes(b)	0.23%	09/09/10	5,000	4,999,744

Disc. Notes(b)	0.21%	10/07/10	10,000	9,997,900

Unsec. Bonds(a)	0.22%	04/14/11	5,000	4,999,374

				37,996,761

Federal Home Loan Bank (FHLB)–58.90%
Unsec. Bonds(a)	0.30%	10/22/10	10,000	9,998,494

Unsec. Bonds(a)	0.69%	11/08/10	10,000	10,009,158

Unsec. Bonds(a)	0.19%	11/26/10	10,000	9,999,738

Unsec. Bonds(a)	0.19%	05/16/11	10,000	9,999,283

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.22%	05/26/11	1,500	1,499,667

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Disc. Notes(b)	0.10%	09/01/10	3,403	3,403,000

Unsec. Disc. Notes(b)	0.16%	09/10/10	1,498	1,497,940

Unsec. Disc. Notes(b)	0.17%	11/03/10	18,100	18,094,615

Unsec. Disc. Notes(b)	0.19%	11/03/10	10,000	9,996,763

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/10/10	6,859	6,855,132

Unsec. Disc. Notes(b)	0.29%	11/19/10	11,350	11,342,777

Unsec. Disc. Notes(b)	0.24%	01/05/11	10,000	9,991,425

Unsec. Disc. Notes(b)	0.20%	02/23/11	8,000	7,992,222

Unsec. Global Bonds	0.36%	10/20/10	4,790	4,809,310

Unsec. Global Bonds(a)	0.22%	12/03/10	10,000	9,997,930

				140,484,881

Total U.S. Government Sponsored Agency Securities (Cost $178,481,642)				178,481,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–27.25%(b)
U.S. Treasury Bills	0.14%	09/23/10	$20,000	$19,998,277

U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.19%	10/14/10	5,000	4,998,845

U.S. Treasury Bills	0.15%	11/04/10	15,000	14,995,933

U.S. Treasury Bills	0.21%	11/04/10	5,000	4,998,120

U.S. Treasury Bills	0.16%	11/18/10	10,000	9,996,479

U.S. Treasury Bills	0.36%	02/10/11	5,000	4,992,001

Total U.S. Treasury Securities (Cost $64,978,630)				64,978,630

TOTAL INVESTMENTS(c)–102.08% (Cost $243,460,272)				243,460,272

OTHER ASSETS LESS LIABILITIES–(2.08)%				(4,950,196)

NET ASSETS–100.00%				$238,510,076

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Schedule of Investments

August 31, 2010

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.45%
Arizona–1.26%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.38%	08/01/15	$7,480	$7,480,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/37	5,000	5,000,000

				12,480,000

Colorado–3.00%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	11/01/28	2,500	2,500,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.45%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	07/01/21	4,780	4,780,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.32%	12/01/24	1,000	1,000,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO (LOC–U.S. Bank, N.A.)(a)(d)	0.31%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/23	2,440	2,440,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.31%	12/01/30	7,465	7,465,000

				29,770,000

District of Columbia–1.60%
District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO (LOC–TD Bank, N.A.)(a)(d)(e)	0.32%	06/01/27	15,900	15,900,000

Florida–3.56%
Florida (State of) Development Finance Corp. (The Wellness Community-Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	08/01/34	5,500	5,500,000

Hillsborough (County of) Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	03/01/25	4,450	4,450,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.30%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/25	5,500	5,500,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.33%	09/01/29	2,350	2,350,000

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	04/01/20	2,925	2,925,000

				35,305,000

Georgia–2.15%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	01/01/21	5,765	5,765,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.30%	09/01/25	$8,690	$8,690,000

Fulton (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.39%	08/01/21	2,980	2,980,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	11/15/32	3,920	3,920,000

				21,355,000

Hawaii–0.40%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	4,000	4,000,000

Illinois–24.24%
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	3,000	3,020,025

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/30	14,845	14,845,000

Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	04/01/24	4,370	4,370,000

Illinois (State of) Development Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	01/01/19	4,100	4,100,000

Illinois (State of) Development Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	08/01/30	4,700	4,700,000

Illinois (State of) Development Finance Authority (Little City Foundation); Series 1994, VRD Special Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	02/01/19	3,395	3,395,000

Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A. & Northern Trust Co.)(a)(d)	0.30%	02/01/29	22,900	22,900,000

Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/37	7,975	7,975,000

Illinois (State of) Development Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.30%	06/01/17	2,845	2,845,000

Illinois (State of) Development Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.45%	03/01/22	5,000	5,000,000

Illinois (State of) Development Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	06/01/32	1,500	1,500,000

Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(a)(d)(e)	0.32%	10/01/33	5,600	5,600,000

Illinois (State of) Development Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.40%	09/01/32	3,180	3,180,000

Illinois (State of) Development Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	12/01/29	2,550	2,550,000

Illinois (State of) Educational Facilities Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	03/01/28	1,300	1,300,000

Illinois (State of) Educational Facilities Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.30%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	3,000	3,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	3,300	3,300,000

Illinois (State of) Finance Authority (Chicago Horticultural Society); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.33%	01/01/43	9,000	9,000,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.29%	03/01/20	7,800	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	03/01/36	$3,735	$3,735,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB)(a)	0.30%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Joan W. & Irving B. Harris Theater for Music and Dance); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.38%	03/01/40	3,450	3,450,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	07/01/35	10,000	10,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB(a)	0.32%	12/01/46	6,700	6,700,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	10/01/40	2,900	2,900,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–Harris N.A.)(a)(d)(e)	0.30%	06/01/34	4,600	4,600,000

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	08/01/15	6,450	6,450,000

Naperville (City of) (DuPage Children’s Museum); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/30	6,200	6,200,000

				240,645,025

Indiana–2.17%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/36	7,350	7,350,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.39%	08/01/37	1,950	1,950,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/24	5,700	5,700,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/39	2,700	2,700,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	12/01/23	3,850	3,850,000

				21,550,000

Iowa–0.09%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	10/01/32	935	935,000

Kansas–2.09%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(b)	0.30%	03/01/31	6,700	6,700,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	2,235	2,235,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%	08/18/11	5,000	5,004,773

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,803,196

				20,742,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	04/01/32	$8,430	$8,430,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	12/01/38	7,300	7,300,000

				15,730,000

Louisiana–0.47%
St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	06/01/38	4,700	4,700,000

Maryland–0.80%
Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD Economic Development RB (LOC–BNP Paribas)(a)(d)(e)	0.30%	12/01/17	7,900	7,900,000

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(d)(e)	0.30%	10/01/10	13,000	13,000,000

Michigan–1.44%
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.31%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/25	1,350	1,350,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/01/35	5,315	5,315,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	10/01/31	5,405	5,405,000

				14,285,000

Minnesota–1.94%
Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	01/01/12	1,300	1,300,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	1,500	1,500,544

Series 2009 B, COP	2.00%	09/10/10	6,000	6,002,505

Series 2010 A, COP	2.00%	09/10/10	4,500	4,501,910

Series 2010 B, COP	2.00%	09/01/11	3,000	3,049,320

St. Louis (County of) Independent School District No. 2142 (Minnesota School District Credit Enhancement Program); Series 2010 B, School Building Unlimited Tax GO	1.50%	02/01/11	2,900	2,913,827

				19,268,106

Mississippi–1.40%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	04/01/37	12,300	12,300,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(d)	0.50%	10/01/17	1,610	1,610,000

				13,910,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–2.46%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	11/01/18	$1,300	$1,300,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	02/01/28	1,570	1,570,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/27	4,970	4,970,000

				24,440,000

New Hampshire–0.25%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	06/01/28	2,500	2,500,000

New Mexico–0.71%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	7,000	7,098,080

North Carolina–4.43%
North Carolina (State of) Capital Facilities Finance Agency (Gardner-Webb University); Series 2003, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/23	5,305	5,305,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	09/01/27	16,285	16,285,000

North Carolina (State of) Educational Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	08/01/14	2,635	2,635,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.39%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	10/01/18	2,600	2,600,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	02/01/28	3,600	3,600,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.28%	12/01/36	10,100	10,100,000

				44,030,000

Ohio–4.47%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	11/01/40	15,395	15,395,000

Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	12/01/28	6,465	6,465,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	12/01/32	15,830	15,830,000

Ohio (State of) Water Development Authority; Series 2010 A, Ref. Drinking Water Assistance Fund State Match RB	1.50%	12/01/10	3,845	3,856,425

Princeton City School District; Series 2010, School Improvement Unlimited Tax General Obligation BAN	2.00%	11/24/10	2,800	2,810,271

				44,356,696

Pennsylvania–9.16%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.30%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System); Series 2002, VRD RB(a)	0.25%	11/15/32	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.29%	10/15/25	$8,190	$8,190,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/22	2,030	2,030,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.30%	07/01/38	70,275	70,275,000

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.32%	04/01/20	2,000	2,000,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	07/01/28	4,000	4,000,000

				90,920,000

Rhode Island–0.37%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	3,700	3,719,333

South Carolina–0.76%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	12/01/22	7,500	7,500,000

Tennessee–1.42%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	04/01/24	1,200	1,200,000

Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.28%	07/01/19	3,600	3,600,000

Montgomery (County of) Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	11/01/27	3,800	3,800,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.50%	08/01/19	760	760,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.30%	03/01/33	4,750	4,750,000

				14,110,000

Texas–12.75%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,041,577

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.30%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.31%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	02/15/42	3,000	3,000,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	15,000	15,085,555

Series 2010, Unlimited TAN	2.00%	02/28/11	10,000	10,081,667

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	03/01/14	23,500	23,500,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	8,500	8,500,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.22%	03/01/33	5,720	5,720,000

Houston (City of);
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	11/03/10	10,000	10,000,000

Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.45%	05/01/19	$9,100	$9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.31%	12/01/27	3,100	3,100,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.32%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	6,500	6,607,265

				126,626,064

Utah–0.59%
Duchesne (County of) School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.31%	04/01/42	3,125	3,125,000

				5,825,000

Vermont–1.53%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.49%	05/01/29	15,205	15,205,000

Virginia–0.69%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	10/01/48	4,000	4,000,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.39%	12/01/34	1,570	1,570,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.36%	12/01/19	1,290	1,290,000

				6,860,000

Washington–4.95%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,189,636

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	12,000	12,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.40%	12/01/19	4,700	4,700,000

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	05/01/19	2,295	2,295,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.35%	11/01/25	6,450	6,450,000

Washington (State of) Health Care Facilities Authority (National Healthcare, Research & Education Finance Corp.); Series 2000, VRD Lease RB (LOC–BNP Paribas)(a)(d)(e)	0.27%	01/01/32	600	600,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2006, VRD RB (LOC–Citibank, N.A.)(a)(b)(d)	0.33%	11/15/26	1,455	1,455,000

Washington (State of) Higher Education Facilities Authority (Cornish College of the Arts); Series 2003 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	12/01/33	1,000	1,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.51%	09/01/33	2,050	2,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.29%	07/01/22	$970	$970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.39%	08/01/24	2,400	2,400,000

				49,109,636

West Virginia–0.71%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.29%	01/01/34	7,000	7,000,000

Wisconsin–3.23%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	10/01/42	5,420	5,420,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO(a)	0.31%	02/01/25	20,200	20,200,000

Racine (City & County of); Series 2010, RAN	1.75%	12/17/10	3,000	3,011,314

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.50%	07/01/14	1,395	1,395,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.39%	08/15/34	2,010	2,010,000

				32,036,314

Wyoming–2.47%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.45%	11/01/24	5,460	5,460,000

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.29%	01/01/18	6,010	6,010,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	11/01/24	13,060	13,060,000

				24,530,000

TOTAL INVESTMENTS(f)(g)–100.45% (Cost $997,342,223)				997,342,223

OTHER ASSETS LESS LIABILITIES–(0.45)%				(4,455,541)

NET ASSETS–100.00%				$992,886,682

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $48,340,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; other countries less than 5% each: 8.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	21.6%

Wells Fargo Bank, N.A.	9.6

Bank of America, N.A.	9.3

Lloyds TSB Bank PLC	7.1

U.S. Bank, N.A.	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,367,823,630	$2,448,407,013	$6,916,530,441	$4,308,607,620	$243,460,272	$997,342,223

Repurchase agreements, at value and cost	2,432,447,346	683,427,785	5,868,223,992	3,521,876,832	—	—

Total investments, at value and cost	23,800,270,976	3,131,834,798	12,784,754,433	7,830,484,452	243,460,272	997,342,223

Cash	—	—	—	—	20,469	1,907,723

Receivables for:
Investments sold	4,410,015	335,000	—	—	—	3,240,000

Interest	13,922,057	152,923	384,637	1,614,485	80,921	690,640

Fund expenses absorbed	332,351	162,041	874,050	299,249	52,974	75,958

Investment for trustee deferred compensation and retirement plans	461,510	223,437	214,305	86,221	43,341	87,392

Other assets	264,315	182,418	192,980	159,825	24,525	77,244

Total assets	23,819,661,224	3,132,890,617	12,786,420,405	7,832,644,232	243,682,502	1,003,421,180

Liabilities:
Payables for:
Investments purchased	—	—	—	25,000,000	5,000,000	9,852,516

Dividends	4,278,149	332,538	474,101	492,507	16,509	44,172

Accrued fees to affiliates	1,116,811	375,536	1,626,876	461,432	22,982	184,799

Accrued operating expenses	464,566	105,573	287,767	156,786	43,842	58,274

Trustee deferred compensation and retirement plans	2,783,840	1,049,334	1,263,253	548,493	89,093	394,737

Total liabilities	8,643,366	1,862,981	3,651,997	26,659,218	5,172,426	10,534,498

Net assets applicable to shares outstanding	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

Net assets consist of:
Shares of beneficial interest	$23,808,468,615	$3,129,864,953	$12,781,037,406	$7,805,319,449	$238,447,691	$992,959,674

Undistributed net investment income (loss)	2,523,469	1,159,411	919,673	531,436	55,680	(3)

Undistributed net realized gain (loss)	25,774	3,272	811,329	134,129	6,705	(72,989)

	$23,811,017,858	$3,131,027,636	$12,782,768,408	$7,805,985,014	$238,510,076	$992,886,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$16,317,109,979	$1,852,908,329	$4,530,502,927	$4,543,024,464	$175,669,967	$679,087,502

Private Investment Class	$709,453,710	$306,983,883	$784,321,604	$558,000,071	$28,422,542	$118,918,872

Personal Investment Class	$111,476,760	$88,977,954	$173,427,551	$13,982,330	$6,593,934	$7,514,254

Cash Management Class	$2,627,362,625	$451,404,164	$5,279,601,335	$1,042,886,422	$9,809,786	$128,255,509

Reserve Class	$108,972,432	$8,034,031	$51,749,475	$183,851,492	$843,526	$14,741,716

Resource Class	$261,421,012	$151,108,513	$409,398,408	$294,164,206	$11,160,226	$43,655,839

Corporate Class	$3,675,221,340	$271,610,762	$1,553,767,108	$1,170,076,029	$6,010,095	$712,990

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	16,315,199,206	1,853,324,642	4,530,021,938	4,542,665,678	175,601,163	679,077,473

Private Investment Class	709,393,404	307,054,178	784,204,716	557,943,272	28,441,718	118,904,243

Personal Investment Class	111,464,989	88,917,767	173,338,829	13,978,213	6,594,276	7,510,638

Cash Management Class	2,627,034,072	451,366,324	5,278,830,016	1,042,784,631	9,804,070	128,277,957

Reserve Class	108,970,873	8,035,256	51,722,918	183,849,811	841,656	14,739,165

Resource Class	261,382,329	151,079,522	409,333,755	294,117,305	11,157,050	43,653,265

Corporate Class	3,675,118,127	271,592,248	1,553,698,228	1,170,027,219	6,010,002	713,440

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2010

				Government &	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$81,125,957	$10,050,977	$28,860,685	$25,181,051	$907,947	$3,670,648

Expenses:
Advisory fees	36,091,731	5,252,924	24,014,629	10,309,125	889,848	2,520,567

Administrative services fees	1,231,835	615,058	990,293	819,274	178,415	321,115

Custodian fees	823,410	122,056	507,814	438,043	24,770	38,978

Distribution fees:
Private Investment Class	3,558,169	1,702,369	4,380,797	3,066,183	202,283	713,358

Personal Investment Class	884,409	1,015,053	1,422,342	126,369	72,790	46,776

Cash Management Class	2,861,968	682,832	7,883,463	1,487,034	16,819	207,449

Reserve Class	1,218,315	89,117	621,756	1,081,757	27,059	156,353

Resource Class	914,999	449,936	791,064	769,273	74,194	185,223

Corporate Class	1,096,714	54,470	631,378	356,884	145	3,161

Transfer agent fees	2,165,504	315,175	1,538,855	868,631	46,336	102,175

Trustees’ and officers’ fees and benefits	678,211	115,386	461,861	313,186	34,863	49,895

Other	1,473,993	442,999	997,448	1,016,078	175,745	267,284

Total expenses	52,999,258	10,857,375	44,241,700	20,651,837	1,743,267	4,612,334

Less: Fees waived	(13,217,990)	(4,435,415)	(20,815,701)	(4,639,494)	(1,037,648)	(1,568,813)

Net expenses	39,781,268	6,421,960	23,425,999	16,012,343	705,619	3,043,521

Net investment income	41,344,689	3,629,017	5,434,686	9,168,708	202,328	627,127

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	25,776	3,272	310,786	134,129	6,705	(30,074)

Net increase in net assets resulting from operations	$41,370,465	$3,632,289	$5,745,472	$9,302,837	$209,033	$597,053

*	Includes net gains from securities sold to affiliates of $2,681 for Government & Agency Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

	Liquid Assets Portfolio		STIC Prime Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$41,344,689	$281,995,009	$3,629,017	$55,408,156

Net realized gain	25,776	123,884	3,272	305,215

Net increase in net assets resulting from operations	41,370,465	282,118,893	3,632,289	55,713,371

Distributions to shareholders from net investment income:
Institutional Class	(31,530,180)	(206,290,882)	(2,765,162)	(32,817,124)

Private Investment Class	(206,226)	(7,319,950)	(97,642)	(4,020,690)

Personal Investment Class	(33,631)	(1,098,666)	(40,487)	(2,109,396)

Cash Management Class	(3,282,358)	(30,960,183)	(420,402)	(10,697,427)

Reserve Class	(29,589)	(352,311)	(2,525)	(138,538)

Resource Class	(178,336)	(9,864,204)	(76,679)	(2,445,214)

Corporate Class	(6,084,369)	(26,106,523)	(226,071)	(3,181,343)

Total distributions from net investment income	(41,344,689)	(281,992,719)	(3,628,968)	(55,409,732)

Share transactions–net:
Institutional Class	(3,947,256,097)	(4,303,175,563)	(720,814,255)	(2,731,206,538)

Private Investment Class	(39,293,459)	(126,828,864)	(122,995,654)	(270,897,781)

Personal Investment Class	(34,185,294)	26,894,700	(92,429,254)	(224,672,416)

Cash Management Class	(567,045,577)	195,654,142	(462,695,213)	(672,213,909)

Reserve Class	35,953,650	3,939,027	(1,306,574)	(56,419,428)

Resource Class	(538,921,577)	(409,146,795)	(72,423,319)	(259,113,502)

Corporate Class	(2,404,930,689)	3,588,882,875	137,728,956	(255,308,233)

Net increase (decrease) in net assets resulting from share transactions	(7,495,679,043)	(1,023,780,478)	(1,334,935,313)	(4,469,831,807)

Net increase (decrease) in net assets	(7,495,653,267)	(1,023,654,304)	(1,334,931,992)	(4,469,528,168)

Net assets:
Beginning of year	31,306,671,125	32,330,325,429	4,465,959,628	8,935,487,796

End of year*	$23,811,017,858	$31,306,671,125	$3,131,027,636	$4,465,959,628

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,304,696	$1,159,411	$779,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

			Government &
	Treasury Portfolio		Agency Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$5,434,686	$71,053,313	$9,168,708	$65,040,671

Net realized gain	310,786	500,543	134,129	246,194

Net increase in net assets resulting from operations	5,745,472	71,553,856	9,302,837	65,286,865

Distributions to shareholders from net investment income:
Institutional Class	(2,054,316)	(25,701,725)	(7,254,137)	(42,622,243)

Private Investment Class	(250,010)	(2,471,906)	(163,105)	(2,672,508)

Personal Investment Class	(53,754)	(516,829)	(4,859)	(92,666)

Cash Management Class	(2,301,435)	(34,500,234)	(626,149)	(10,479,447)

Reserve Class	(15,259)	(41,384)	(31,338)	(301,499)

Resource Class	(108,104)	(1,598,019)	(112,234)	(3,340,436)

Corporate Class	(651,808)	(6,223,216)	(976,886)	(5,531,872)

Total distributions from net investment income	(5,434,686)	(71,053,313)	(9,168,708)	(65,040,671)

Share transactions-net:
Institutional Class	(351,869,785)	242,973,439	(5,271,910,147)	7,843,243,506

Private Investment Class	(1,483,613,444)	1,114,086,769	(223,264,710)	276,550,984

Personal Investment Class	(38,299,452)	(259,366,509)	(3,769,896)	(12,012,488)

Cash Management Class	(6,219,363,410)	3,941,697,008	(882,048,007)	896,833,637

Reserve Class	22,013,966	(6,658,701)	44,451,192	4,289,572

Resource Class	43,981,891	(263,804,891)	(192,362,727)	160,815,277

Corporate Class	(485,776,326)	1,179,991,860	(628,244,289)	1,771,085,386

Net increase (decrease) in net assets resulting from share transactions	(8,512,926,560)	5,948,918,975	(7,157,148,584)	10,940,805,874

Net increase (decrease) in net assets	(8,512,615,774)	5,949,419,518	(7,157,014,455)	10,941,052,068

Net assets:
Beginning of year	21,295,384,182	15,345,964,664	14,962,999,469	4,021,947,401

End of year*	$12,782,768,408	$21,295,384,182	$7,805,985,014	$14,962,999,469

* Includes accumulated undistributed net investment income (loss)	$919,673	$796,235	$531,436	$273,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2010 and 2009

	Government		Tax-Free Cash
	TaxAdvantage Portfolio		Reserve Portfolio
	2010	2009	2010	2009

Operations:
Net investment income	$202,328	$1,802,215	$627,127	$23,973,205

Net realized gain (loss)	6,705	16,810	(30,074)	(22,317)

Net increase in net assets resulting from operations	209,033	1,819,025	597,053	23,950,888

Distributions to shareholders from net investment income:
Institutional Class	(171,437)	(1,351,087)	(469,361)	(13,009,492)

Private Investment Class	(12,778)	(160,241)	(44,081)	(1,828,224)

Personal Investment Class	(2,886)	(35,690)	(1,823)	(62,865)

Cash Management Class	(5,252)	(114,529)	(69,906)	(6,286,393)

Reserve Class	(898)	(18,594)	(4,434)	(139,845)

Resource Class	(8,979)	(121,572)	(29,707)	(1,628,204)

Corporate Class	(98)	(181)	(7,818)	(1,018,182)

Total distributions from net investment income	(202,328)	(1,801,894)	(627,130)	(23,973,205)

Share transactions–net:
Institutional Class	(360,292,542)	308,963,899	(150,282,445)	(936,106,159)

Private Investment Class	(14,500,490)	2,380,209	(87,472,620)	(94,497,894)

Personal Investment Class	(5,523,164)	871,302	100,130	(32,729,453)

Cash Management Class	(15,921,040)	(3,370,792)	(232,165,646)	(535,463,971)

Reserve Class	(4,903,731)	(6,774,557)	(88,502)	(28,292,619)

Resource Class	(6,613,577)	(16,349,278)	(85,418,705)	(132,418,789)

Corporate Class	5,995,442	105	(45,831,983)	3,700,743

Net increase (decrease) in net assets resulting from share transactions	(401,759,102)	285,720,888	(601,159,771)	(1,755,808,142)

Net increase (decrease) in net assets	(401,752,397)	285,738,019	(601,189,848)	(1,755,830,459)

Net assets:
Beginning of year	640,262,473	354,524,454	1,594,076,530	3,349,906,989

End of year*	$238,510,076	$640,262,473	$992,886,682	$1,594,076,530

* Includes accumulated undistributed net investment income (loss)	$55,680	$40,011	$(3)	$—

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.

52        Short-Term Investments Trust

  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds, securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of

53        Short-Term Investments Trust

liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.

54        Short-Term Investments Trust

  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).
  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, including payments to participate in the United States Treasury Temporary Guarantee Program; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$8,370,751

STIC Prime Portfolio	1,815,465

Treasury Portfolio	6,987,245

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	655,738

Tax-Free Cash Reserve Portfolio	453,475

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary waivers for the year ended August 31, 2010 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$948,957	$453,379	$—	$865,164	$189,855	$—

STIC Prime Portfolio	629,855	593,450	22,491	67,596	116,791	—

Treasury Portfolio	2,463,104	1,010,360	4,952,719	529,927	559,283	365,719

Government & Agency Portfolio	1,372,890	79,016	171,866	853,551	309,284	826

Government TaxAdvantage Portfolio	96,317	52,172	11,739	23,335	55,996	79

Tax-Free Cash Reserve Portfolio	294,145	31,513	84,541	129,102	107,244	780

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
Investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales

55        Short-Term Investments Trust

charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.
  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the year ended August 31, 2010, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$1,423,267	$235,842	$572,394	$158,381	N/A	N/A

STIC Prime Portfolio	680,948	270,681	136,566	11,585	89,987	N/A

Treasury Portfolio	1,752,319	379,291	1,576,693	80,828	158,213	N/A

Government & Agency Portfolio	1,226,473	33,698	297,407	140,628	153,855	N/A

Government TaxAdvantage Portfolio	101,141	19,410	3,364	3,518	14,839	N/A

Tax-Free Cash Reserve Portfolio	356,679	12,474	41,490	20,326	37,044	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$23,800,270,976	$—	$23,800,270,976

STIC Prime Portfolio	—	3,131,834,798	—	3,131,834,798

Treasury Portfolio	—	12,784,754,433	—	12,784,754,433

Government & Agency Portfolio	—	7,830,484,452	—	7,830,484,452

Government TaxAdvantage Portfolio	—	243,460,272	—	243,460,272

Tax-Free Cash Reserve Portfolio	—	997,342,223	—	997,342,223

56        Short-Term Investments Trust

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Liquid Assets Portfolio	$3,302,125,162	$3,265,845,862	$—

STIC Prime Portfolio	491,279,126	340,188,535	—

Government & Agency Portfolio	—	149,999,806	2,681

Government TaxAdvantage Portfolio	149,999,806	150,000,000	—

Tax-Free Cash Reserve Portfolio	2,263,054,043	2,710,344,520	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the year ended August 31, 2010, the Funds in aggregate paid legal fees of $158,779 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009

	Ordinary Income	Ordinary Income

Liquid Assets Portfolio	$41,344,689	$281,992,719

STIC Prime Portfolio	3,628,968	55,409,732

Treasury Portfolio	5,434,686	71,053,313

Government & Agency Portfolio	9,168,708	65,040,671

Government TaxAdvantage Portfolio	202,328	1,801,894

Tax-Free Cash Reserve Portfolio	627,130	23,973,205

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary			Shares of
	Ordinary	Book/Tax	Capital Loss	Post-October	Beneficial	Total
	Income	Differences	Carryforward	Deferrals	Interest	Net Assets

Liquid Assets Portfolio	$5,364,435	$(2,815,192)	$—	$—	$23,808,468,615	$23,811,017,858

STIC Prime Portfolio	2,227,195	(1,064,512)	—	—	3,129,864,953	3,131,027,636

Treasury Portfolio	3,129,400	(1,277,811)	(120,587)		12,781,037,406	12,782,768,408

Government & Agency Portfolio	1,219,916	(554,351)	—	—	7,805,319,449	7,805,985,014

Government TaxAdvantage Portfolio	154,421	(92,036)	—	—	238,447,691	238,510,076

Tax-Free Cash Reserve Portfolio	394,736	(394,738)	(42,916)	(30,074)	992,959,674	992,886,682

57        Short-Term Investments Trust

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2010, the following reclassifications were made and had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Liquid Assets Portfolio	$218,773	$(123,886)	$(94,887)

STIC Prime Portfolio	380,171	(305,171)	(75,000)

Treasury Portfolio	123,438	—	(123,438)

Government & Agency Portfolio	257,641	(246,193)	(11,448)

Government TaxAdvantage Portfolio	15,670	(16,811)	1,141

58        Short-Term Investments Trust

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	111,348,098,381	$111,348,098,381	115,210,746,376	$115,210,746,376

Private Investment Class	4,634,492,979	4,634,492,979	5,348,698,563	5,348,698,563

Personal Investment Class	763,013,240	763,013,240	1,108,427,503	1,108,427,503

Cash Management Class	18,149,320,369	18,149,320,369	22,021,236,511	22,021,236,511

Reserve Class	912,834,784	912,834,784	464,078,823	464,078,823

Resource Class	2,401,346,017	2,401,346,017	4,436,961,030	4,436,961,030

Corporate Class	21,340,345,915	21,340,345,915	25,713,082,952	25,713,082,952

Issued as reinvestment of dividends:
Institutional Class	11,793,605	11,793,605	92,389,548	92,389,548

Private Investment Class	89,801	89,801	4,175,312	4,175,312

Personal Investment Class	31,410	31,410	1,019,143	1,019,143

Cash Management Class	1,929,450	1,929,450	19,297,845	19,297,845

Reserve Class	29,589	29,589	423,816	423,816

Resource Class	178,336	178,336	9,417,843	9,417,843

Corporate Class	2,178,748	2,178,748	11,816,258	11,816,258

Reacquired:
Institutional Class	(115,307,148,083)	(115,307,148,083)	(119,606,311,487)	(119,606,311,487)

Private Investment Class	(4,673,876,239)	(4,673,876,239)	(5,479,702,739)	(5,479,702,739)

Personal Investment Class	(797,229,944)	(797,229,944)	(1,082,551,946)	(1,082,551,946)

Cash Management	(18,718,295,396)	(18,718,295,396)	(21,844,880,214)	(21,844,880,214)

Reserve Class	(876,910,723)	(876,910,723)	(460,563,612)	(460,563,612)

Resource Class	(2,940,445,930)	(2,940,445,930)	(4,855,525,668)	(4,855,525,668)

Corporate Class	(23,747,455,352)	(23,747,455,352)	(22,136,016,335)	(22,136,016,335)

Net increase (decrease) in share activity	(7,495,679,043)	$(7,495,679,043)	(1,023,780,478)	$(1,023,780,478)

(a)	There is an entity that is record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
Additionally, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

59        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	8,137,414,192	$8,137,414,192	12,290,583,897	$12,290,583,897

Private Investment Class	2,038,753,570	2,038,753,570	3,931,182,671	3,931,182,671

Personal Investment Class	2,113,012,972	2,113,012,972	3,996,774,649	3,996,774,649

Cash Management Class	3,237,866,716	3,237,866,716	4,111,368,752	4,111,368,752

Reserve Class	73,594,339	73,594,339	229,777,763	229,777,763

Resource Class	1,363,725,171	1,363,725,171	1,256,286,686	1,256,286,686

Corporate Class	1,184,433,510	1,184,433,510	1,622,091,750	1,622,091,750

Issued as reinvestment of dividends:
Institutional Class	1,065,471	1,065,471	10,313,548	10,313,548

Private Investment Class	55,617	55,617	2,693,226	2,693,226

Personal Investment Class	39,874	39,874	2,391,491	2,391,491

Cash Management Class	191,335	191,335	9,806,592	9,806,592

Reserve Class	929	929	137,979	137,979

Resource Class	36,766	36,766	1,712,359	1,712,359

Corporate Class	190,166	190,166	1,037,479	1,037,479

Reacquired:
Institutional Class	(8,859,293,918)	(8,859,293,918)	(15,032,103,983)	(15,032,103,983)

Private Investment Class	(2,161,804,841)	(2,161,804,841)	(4,204,773,678)	(4,204,773,678)

Personal Investment Class	(2,205,482,100)	(2,205,482,100)	(4,223,838,556)	(4,223,838,556)

Cash Management	(3,700,753,264)	(3,700,753,264)	(4,793,389,253)	(4,793,389,253)

Reserve Class	(74,901,842)	(74,901,842)	(286,335,170)	(286,335,170)

Resource Class	(1,436,185,256)	(1,436,185,256)	(1,517,112,547)	(1,517,112,547)

Corporate Class	(1,046,894,720)	(1,046,894,720)	(1,878,437,462)	(1,878,437,462)

Net increase (decrease) in share activity	(1,334,935,313)	$(1,334,935,313)	(4,469,831,807)	$(4,469,831,807)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	26,015,348,319	$26,015,348,319	51,181,133,777	$51,181,133,777

Private Investment Class	5,254,723,019	5,254,723,019	13,590,064,578	13,590,064,578

Personal Investment Class	1,412,595,956	1,412,595,956	2,462,023,476	2,462,023,476

Cash Management Class	46,154,326,471	46,154,326,471	49,522,914,925	49,522,914,925

Reserve Class	483,165,598	483,165,598	327,457,354	327,457,354

Resource Class	1,752,498,428	1,752,498,428	2,023,916,969	2,023,916,969

Corporate Class	15,342,096,983	15,342,096,983	24,071,126,166	24,071,126,166

Issued as reinvestment of dividends:
Institutional Class	747,041	747,041	13,766,545	13,766,545

Private Investment Class	75,219	75,219	1,355,282	1,355,282

Personal Investment Class	53,754	53,754	794,376	794,376

Cash Management Class	378,147	378,147	7,153,769	7,153,769

Reserve Class	13,500	13,500	51,349	51,349

Resource Class	86,444	86,444	1,980,528	1,980,528

Corporate Class	362,782	362,782	5,090,909	5,090,909

Reacquired:
Institutional Class	(26,367,965,145)	(26,367,965,145)	(50,951,926,883)	(50,951,926,883)

Private Investment Class	(6,738,411,682)	(6,738,411,682)	(12,477,333,091)	(12,477,333,091)

Personal Investment Class	(1,450,949,162)	(1,450,949,162)	(2,722,184,361)	(2,722,184,361)

Cash Management	(52,374,068,028)	(52,374,068,028)	(45,588,371,686)	(45,588,371,686)

Reserve Class	(461,165,132)	(461,165,132)	(334,167,404)	(334,167,404)

Resource Class	(1,708,602,981)	(1,708,602,981)	(2,289,702,388)	(2,289,702,388)

Corporate Class	(15,828,236,091)	(15,828,236,091)	(22,896,225,215)	(22,896,225,215)

Net increase (decrease) in share activity	(8,512,926,560)	$(8,512,926,560)	5,948,918,975	$5,948,918,975

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	67,756,450,341	$67,756,450,341	68,158,587,580	$68,158,587,580

Private Investment Class	2,696,887,600	2,696,887,600	7,841,778,183	7,841,778,183

Personal Investment Class	92,389,908	92,389,908	190,466,782	190,466,782

Cash Management Class	7,083,908,025	7,083,908,025	10,444,803,117	10,444,803,117

Reserve Class	422,419,004	422,419,004	434,676,362	434,676,362

Resource Class	2,822,954,303	2,822,954,303	4,567,230,434	4,567,230,434

Corporate Class	7,677,568,255	7,677,568,255	9,532,168,089	9,532,168,089

Issued as reinvestment of dividends:
Institutional Class	4,390,052	4,390,052	28,153,603	28,153,603

Private Investment Class	79,517	79,517	1,556,833	1,556,833

Personal Investment Class	773	773	34,041	34,041

Cash Management Class	626,149	626,149	10,189,620	10,189,620

Reserve Class	24,160	24,160	398,039	398,039

Resource Class	79,024	79,024	2,237,117	2,237,117

Corporate Class	560,152	560,152	2,892,316	2,892,316

Reacquired:
Institutional Class	(73,032,750,540)	(73,032,750,540)	(60,343,497,677)	(60,343,497,677)

Private Investment Class	(2,920,231,827)	(2,920,231,827)	(7,566,784,032)	(7,566,784,032)

Personal Investment Class	(96,160,577)	(96,160,577)	(202,513,311)	(202,513,311)

Cash Management	(7,966,582,181)	(7,966,582,181)	(9,558,159,100)	(9,558,159,100)

Reserve Class	(377,991,972)	(377,991,972)	(430,784,829)	(430,784,829)

Resource Class	(3,015,396,054)	(3,015,396,054)	(4,408,652,274)	(4,408,652,274)

Corporate Class	(8,306,372,696)	(8,306,372,696)	(7,763,975,019)	(7,763,975,019)

Net increase (decrease) in share activity	(7,157,148,584)	$(7,157,148,584)	10,940,805,874	$10,940,805,874

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

62        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,874,494,393	$1,874,494,393	2,232,883,956	$2,232,883,956

Private Investment Class	285,652,489	285,652,489	274,551,140	274,551,140

Personal Investment Class	48,028,492	48,028,492	167,645,922	167,645,922

Cash Management Class	15,573,413	15,573,413	24,068,707	24,068,707

Reserve Class	31,391,659	31,391,659	73,485,734	73,485,734

Resource Class	63,939,100	63,939,100	28,199,787	28,199,787

Corporate Class	79,010,000	79,010,000	351,723	351,723

Issued as reinvestment of dividends:
Institutional Class	171,437	171,437	1,279,524	1,279,524

Private Investment Class	5,708	5,708	106,322	106,322

Cash Management Class	5,252	5,252	139,970	139,970

Reserve Class	201	201	1,093	1,093

Resource Class	2,720	2,720	120,734	120,734

Corporate Class	66	66	194	194

Reacquired:
Institutional Class	(2,234,958,372)	(2,234,958,372)	(1,925,199,581)	(1,925,199,581)

Private Investment Class	(300,158,687)	(300,158,687)	(272,277,253)	(272,277,253)

Personal Investment Class	(53,551,656)	(53,551,656)	(166,774,620)	(166,774,620)

Cash Management	(31,499,705)	(31,499,705)	(27,579,469)	(27,579,469)

Reserve Class	(36,295,591)	(36,295,591)	(80,261,384)	(80,261,384)

Resource Class	(70,555,397)	(70,555,397)	(44,669,799)	(44,669,799)

Corporate Class	(73,014,624)	(73,014,624)	(351,812)	(351,812)

Net increase (decrease) in share activity	(401,759,102)	$(401,759,102)	285,720,888	$285,720,888

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

63        Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,381,530,077	$2,381,530,077	7,425,779,177	$7,425,779,177

Private Investment Class	242,313,052	242,313,052	511,847,886	511,847,886

Personal Investment Class	13,124,110	13,124,110	13,445,479	13,445,479

Cash Management Class	1,434,961,472	1,434,961,472	2,792,727,250	2,792,727,250

Reserve Class	15,733,372	15,733,372	27,969,701	27,969,701

Resource Class	115,599,863	115,599,863	394,300,830	394,300,830

Corporate Class	8,703,078	8,703,078	763,229,887	763,229,887

Issued as reinvestment of dividends:
Institutional Class	110,090	110,090	4,361,045	4,361,045

Private Investment Class	38,670	38,670	1,750,991	1,750,991

Personal Investment Class	478	478	14,257	14,257

Cash Management Class	52,512	52,512	6,129,570	6,129,570

Reserve Class	4,562	4,562	164,252	164,252

Resource Class	24,091	24,091	896,000	896,000

Corporate Class	7,818	7,818	676,626	676,626

Reacquired:
Institutional Class	(2,531,922,612)	(2,531,922,612)	(8,366,246,381)	(8,366,246,381)

Private Investment Class	(329,824,342)	(329,824,342)	(608,096,771)	(608,096,771)

Personal Investment Class	(13,024,458)	(13,024,458)	(46,189,189)	(46,189,189)

Cash Management	(1,667,179,630)	(1,667,179,630)	(3,334,320,791)	(3,334,320,791)

Reserve Class	(15,826,436)	(15,826,436)	(56,426,572)	(56,426,572)

Resource Class	(201,042,659)	(201,042,659)	(527,615,619)	(527,615,619)

Corporate Class	(54,542,879)	(54,542,879)	(760,205,770)	(760,205,770)

Net increase (decrease) in share activity	(601,159,771)	$(601,159,771)	(1,755,808,142)	$(1,755,808,142)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

64        Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	net realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.04%	$261,421	0.30	%(c)	0.38	%(c)	0.04	%(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.16	1,128,499	0.32		0.38		5.05
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.36	1,089,107	0.32		0.38		4.30

STIC Prime Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25	(c)	0.39	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.21	570,226	0.28		0.39		5.09
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.42	325,328	0.28		0.39		4.37

Treasury Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15	(c)	0.38	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.00	375,750	0.28		0.39		4.87
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.21	352,874	0.28		0.40		4.11

Government & Agency Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21	(c)	0.33	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	297,561	0.28		0.35		5.02
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.32	293,839	0.28		0.36		4.29

Government TaxAdvantage Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14	(c)	0.46	(c)	0.04	(c)
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.04	53,228	0.28		0.50		4.92
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.24	25,859	0.28		0.57		4.15

Tax-Free Cash Reserve Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29	(c)	0.49	(c)	0.03	(c)
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.24	381,047	0.38		0.45		3.20
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.37	341,384	0.38		0.47		2.33

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $457,500, $224,968, $395,532, $384,637, $37,097 and $92,611 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

65        Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

66        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.51	$1,023.69	$1.53	0.30%

STIC Prime Portfolio	1,000.00	1,000.20	1.36	1,023.84	1.38	0.27

Treasury Portfolio	1,000.00	1,000.10	0.86	1,024.35	0.87	0.17

Government & Agency Portfolio	1,000.00	1,000.10	1.06	1,024.15	1.07	0.21

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.76	1,024.45	0.77	0.15

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.51	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

67        Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts
(Government & Agency Portfolio, Tax Free Cash Reserve Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Short-Term Investments Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The

68        Short-Term Investments Trust

Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government TaxAdvantage Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was at the same level as the performance of the Index for the one year period, below the Index for the three year period and above the Index for the five year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that the performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Institutional Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Government & Agency Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted at the current expense ratio for the Fund the waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative

69        Short-Term Investments Trust

advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Tax-Free Cash Reserve Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Liquid Assets Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

STIC Prime Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate of the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Government TaxAdvantage Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers and sub-advised by Invesco Institutional. The Board noted that the Fund’s effective fee rate was above the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Treasury Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

70        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes one breakpoint, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoint. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

Government TaxAdvantage Portfolio
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

STIC Prime Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

71        Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax-Exempt
	Dividend	Received	U.S. Treasury	Interest
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Liquid Assets Portfolio	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	62.52%	0.00%
Government & Agency Portfolio	0.00%	0.00%	5.56%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	15.64%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

	Qualified	Qualified
	Short-Term	Interest
Non-Resident Alien Shareholders	Gains	Income**

Liquid Assets Portfolio	$—	N/A
STIC Prime Portfolio	—	N/A
Treasury Portfolio	931,917	100%
Government & Agency Portfolio	246,194	100%
Government TaxAdvantage Portfolio	—	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

72        Short-Term Investments Trust

Trustees and Officers
The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the
				Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	214	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	2001	Retired	214	None
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	214	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange- Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	1177 Avenue of the Americas	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77210-4739	Brooklyn, NY 11217-1431

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-AR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees Billed		Percentage of Fees Billed
		Applicable to Non-Audit		Applicable to Non-Audit
	Fees Billed for	Services Provided for	Fees Billed for	Services Provided for
	Services Rendered	fiscal year end 2010	Services Rendered	fiscal year end 2009
	to the Registrant	Pursuant to Waiver of	to the Registrant	Pursuant to Waiver of
	for fiscal year end	Pre-Approval	for fiscal year end	Pre-Approval
	2010	Requirement(1)	2009	Requirement(1)
Audit Fees	$134,400	N/A	$161,257	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$23,350	0%	$27,578	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$157,750	0%	$188,835	0%
PWC billed the Registrant aggregate non-audit fees of $23,350 for the fiscal year ended 2010, and $27,578 for the fiscal year ended 2009, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2010 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services.
Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the

Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for		Fees Billed for
	Non-Audit Services		Non-Audit Services
	Rendered to Invesco		Rendered to Invesco
	and Invesco		and Invesco
	Affiliates for	Percentage of Fees Billed	Affiliates for	Percentage of Fees Billed
	fiscal year end	Applicable to Non-Audit	fiscal year end	Applicable to Non-Audit
	2010 That Were	Services Provided for	2009 That Were	Services Provided for
	Required	fiscal year end 2010	Required	fiscal year end 2009
	to be Pre-Approved	Pursuant to Waiver of	to be Pre-Approved	Pursuant to Waiver of
	by the Registrant’s	Pre-Approval	by the Registrant’s	Pre-Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2010, and $0 for the fiscal year ended 2009, for non-audit services rendered to Invesco and Invesco Affiliates.

The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 8, 2010

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.